                                                   Registration No. 33-67012
============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
                   Pre-Effective Amendment No.  _______                  [ ]
                   Post-Effective Amendment No. ___6___                  [X]
                                   and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                            Amendment No. ___7___                        [X]

                          LB VARIABLE ANNUITY ACCOUNT I
                            (Exact Name of Registrant)

                               LUTHERAN BROTHERHOOD
                                (Name of Depositor)

              625 Fourth Avenue South, Minneapolis, Minnesota     55415
  (Address of Depositor's Principal Executive Offices)         ( Zip Code)

        Depositor's Telephone Number, including Area Code:  (612) 340-7215

                                 David J. Larson
                Senior Vice President, Secretary and General Counsel
                               Lutheran Brotherhood
                             625 Fourth Avenue South
                           Minneapolis, Minnesota  55415
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]  on May 1, 1997 pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(i) of Rule 485
  [ ]  75 days after filing pursuant to paragraph (a)(ii) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(iii) of Rule 485.

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

============================================================================

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  [X]  filed the Notice required by that Rule on February 25, 1997; or
  [ ]  intends to file the Notice required by that Rule on or about (date);
       or
  [ ] during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                        LB VARIABLE ANNUITY ACCOUNT I

                            CROSS REFERENCE SHEET


Pursuant to Rule 495 under the Securities Act of 1933 indicating the location in the Prospectus of the information called for by the Items of Parts A and B of Form N-4.

                                      Part A

Item Number and Caption                  Location
-----------------------                  --------

1.  Cover Page                           Cover Page

2.  Definitions                          Definitions

3.  Synopsis or Highlights               Summary

4.  Condensed Financial
    Information                          Condensed Financial Information

5.  General Description of Registrant,
    Depositor, and Portfolio Companies   Lutheran Brotherhood, the Variable
                                         Account and the Fund; Voting
                                         Rights; Sales and Other Agreements

6.  Deductions                           Charges and Deductions; Sales and
                                         Other Agreements

7.  General Description of
    Variable Annuity Contracts           Lutheran Brotherhood, the Variable
                                         Account and the Fund -- Addition,
                                         Deletion or Substitution of
                                         Investments; The Contracts --
                                         Allocation of Premiums; --
                                         Surrenders (Redemptions); --
                                         Transfers; -- Contract Owner,
                                         Beneficiaries and
                                         Annuitants; Annuity Provisions --
                                         Frequency and Amount of Annuity
                                         Payments; General Provisions --
                                         Postponement of Payments

8.  Annuity Period                       Annuity Provisions

9.  Death Benefit                        The Contracts -- Death Benefit
                                         Before the Maturity Date; -- Death
                                         Benefit After the Maturity Date

10.  Purchases and Contract Value        The Contracts -- Issuance of a
                                         Contract; -- Allocation of
                                         Premiums; -- Accumulated Value;
                                         Accumulation Units and Accumulation
                                         Unit Value; Sales and Other
                                         Agreements

11.  Redemptions                         The Contracts -- Free Look Period;
                                         -- Surrender (Redemptions); General
                                         Provisions -- Postponement of
                                         Payments

12.  Taxes                               Charges and Deductions -- Other
                                         Taxes; Federal Tax Status

13.  Legal Proceedings                   Legal Proceedings

14.  Table of Contents of the Statement
     of Additional Information           Statement of Additional Information
                                         Table of Contents


                                   Part B

15.  Cover Page                           Cover Page

16.  Table of Contents                    Table of Contents

17.  General Information and History      Introduction

18.  Services                             Administration of the Contracts;
                                          Custody of Assets; Independent
                                          Public Accountants and Financial
                                          Statements

19.  Purchase of Securities Being
     Offered                              Distribution of the Contracts

20.  Underwriters                         Distribution of the Contracts

21.  Calculation of Yield Quotations of
     Money Market Sub-Accounts            Calculation of Yield

22.  Annuity Payments                     See "Annuity Provisions" in Part A

23.  Financial Statements                 Independent Public Accountants and
                                          Financial Statements


                                     Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                                PROSPECTUS
                    ----------------------------------
                      INDIVIDUAL FLEXIBLE PREMIUM
                       VARIABLE ANNUITY CONTRACT
                                ISSUED BY
                          LUTHERAN BROTHERHOOD
          625 Fourth Avenue South * Minneapolis, Minnesota 55415
                    (800) 423-7056 * (612) 340-7210
                    ----------------------------------

This Prospectus describes an individual flexible premium variable annuity contract (the "Contract") being offered by Lutheran Brotherhood ("LB"), a fraternal benefit society organized under the laws of the state of Minnesota. LB is offering the Contract only in situations in which the Annuitant is eligible for membership in Lutheran Brotherhood. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

The Contract Owner may elect to have premiums accumulate on a variable basis and/or on a fixed basis. Premiums may be allocated, as designated by the Contract Owner, to one or more Subaccounts of LB Variable Annuity Account I (the "Variable Account"), a separate account of LB, and/or to the Fixed Account (which is the general account of LB, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund"). The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the six Portfolios of the Fund -- the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio, and the Money Market Portfolio. Additional Subaccounts (together with the related additional Portfolios of the Fund) may be added in the future. The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolio whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LB.

This Prospectus describes only the elements of the Contract pertaining to the Variable Account except where reference to the Fixed Account of the Contract is specifically made.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
       SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
       COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
           THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
         REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   ----------------------------------

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. It is valid only when accompanied or preceded by the current Prospectus of LB Series Fund, Inc.
                   ----------------------------------


           The date of this Prospectus is May 1, 1997.


[Continued from cover page]

On the date LB approves the Contract Owner's application, the initial premium and any interest accumulations accrued during the underwriting period will be allocated among the Subaccount(s) and the Fixed Account according to the Contract Owner's instructions. See "THE CONTRACTS-- Allocation of Premiums." Subsequent premiums will be allocated among the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received by LB.


Additional information about the Contract, LB and the Variable Account, contained in a Statement of Additional Information dated May 1, 1997, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to Lutheran Brotherhood, 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The Statement of Additional Information relating to the Contract having the same date as this Prospectus is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 35 of this Prospectus. Information about the Fixed Account may be found in the Appendix to this Prospectus.


                           TABLE OF CONTENTS
                                                          Page
DEFINITIONS
SUMMARY FEE TABLE
SUMMARY
LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND
  Lutheran Brotherhood
  The Variable Account
  LB Series Fund, Inc.
  Addition, Deletion or Substitution of Investments
THE CONTRACTS
  Issuance of a Contract
  Free Look Period
  Allocation of Premium
  Accumulated Value; Accumulation Units
    and Accumulation Unit Value
  Death Benefit Before the Maturity Date
  Death Benefit After the Maturity Date
  Surrender (Redemption)
  Transfers
  Telephone Transfers
  Special Transfer Service -- Dollar Cost Averaging
  Assignments
  Contract Owner, Beneficiaries and Annuitants
CHARGES AND DEDUCTIONS
  Surrender Charge (Contingent Deferred Sales Charge)
  Administrative Charge
  Mortality and Expense Risk Charge
  Investment Advisory Fee of the Fund
  Taxes
  Sufficiency of Charges
ANNUITY PROVISIONS
  Maturity Date
  Settlement Options
  Frequency and Amount of Annuity Payments
  Subaccount Annuity Unit Value
  Assumed Investment Rate
GENERAL PROVISIONS
  Postponement of Payments
  Date of Receipt
  Reports to Contract Owners
  Contract Inquiries
FEDERAL TAX STATUS
  Introduction
  Variable Account Tax Status
  Taxation of Annuities in General
  Qualified Plans
  1035 Exchanges
  Diversification Requirements
  Withholding
  Other Considerations
EMPLOYMENT-RELATED BENEFIT PLANS
VOTING RIGHTS
SALES AND OTHER AGREEMENTS
LEGAL PROCEEDINGS
LEGAL MATTERS
FINANCIAL STATEMENTS AND EXPERTS
FURTHER INFORMATION
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
ORDER FORM
APPENDIX  -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT

                               DEFINITIONS

Accumulated Value. The total amount of value held under a Contract at any time prior to and including the Maturity Date. A Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any amount of value in the Fixed Account, any premiums paid, any surrenders, and any charges assessed in connection with the Contract.

Accumulation Unit. A unit of measure by which the value of the Contract's interest in each Subaccount is determined.

Accumulation Unit Value. The value of each Accumulation Unit representing the Contract's interest in each Subaccount.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Annuity Unit Value. The value of each Annuity Unit.

Beneficiary. The person(s) named by the Contract Owner to receive the Contract's death benefit.

Contract. The individual flexible premium variable annuity contract offered by LB and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person(s) who controls all the rights under the Contract while an Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application. While an Annuitant is living, the Contract Owner may exercise all rights set out in the Contract. If there are two Contract Owners, both must act in concert to exercise ownership rights.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application and the first premium are received by LB at its Home Office.

Fixed Account. The Fixed Account is the general account of LB, which consists of all assets of LB other than those allocated to a separate account of LB. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 3.0%) declared by LB at least annually. Amounts accumulated in the Fixed Account are guaranteed by LB. (See Appendix.)

Fund. LB Series Fund, Inc., which is described in the accompanying
Prospectus.

Home Office. LB's office at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or such other office as LB shall specify in a notice to the Contract Owner.

LB Representative. A person who is licensed by state insurance officials to sell the Contracts and who is also a registered representative of LBSC.

LBSC. Lutheran Brotherhood Securities Corp., which is an indirect subsidiary of Lutheran Brotherhood and which acts as the principal underwriter of the Contracts.

Lutheran Brotherhood ("LB"). A fraternal benefit society organized under the laws of the State of Minnesota and owned by and operated for its members and the issuer of the Contracts, and which acts as investment adviser to the Fund.

Maturity Date. The date on which the annuity payments are to start as selected by the Contract Owner, which date must be a Contract Anniversary at least three years after the Date of Issue.

Minimum Death Benefit Date. For purposes of calculating the amount of the death benefit before the Maturity Date, the first such date is the Date of Issue of the Contract. Thereafter, such date occurs every six years on the Contract Anniversary.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan qualified under Section 401, 403, 408 or 457 or similar provisions of the Internal Revenue Code.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund. Currently, there are six Subaccounts: the Growth Subaccount (which invests exclusively in the Growth Portfolio); the High Yield Subaccount (which invests exclusively in the High Yield Portfolio); the Income Subaccount (which invests exclusively in the Income Portfolio); the Opportunity Growth Subaccount (which invests exclusively in the Opportunity Growth Portfolio); the World Growth Subaccount (which invests exclusively in the World Growth Portfolio); and the Money Market Subaccount (which invests exclusively in the Money Market Portfolio).


Valuation Date. Each day the New York Stock Exchange is open for trading and any other day on which there is sufficient trading in the securities of a Portfolio of the Fund such that the current net asset value of its shares might be materially affected.


Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. LB Variable Annuity Account I, which is a separate account of LB. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received by LB at its Home Office.

                            SUMMARY FEE TABLE

The Contract Owner may allocate premiums and transfer Accumulated Value to any one of six Subaccounts -- Growth, High Yield, Income , Opportunity Growth, World Growth and Money Market -- or to the Fixed Account or to any combination of the Subaccounts and the Fixed Account. The following table shows the various fees and expenses associated with the Contract.

Contract Owner Transaction Expenses

  Sales Load Imposed on Purchase (as a percentage of purchase payments) 0% Maximum Deferred Sales Load (as a percentage of Excess
    Amount surrendered)                                                  6%(1)
  Exchange Fee                                                           0%

Annual Contract Fee                                                 $30.00(2)

Annual Expenses For Growth, High Yield, Income, Money Market
and Opportunity Growth Subaccounts
  (as a percentage of average daily Accumulated Value or Annuity Unit Value)
  Mortality and Expense Risk Fees                                   1.10%(3)
  Total Subaccount Annual Expenses                                  1.10%


Annual Expenses For Growth, High Yield, Income, Money Market
and Opportunity Growth Portfolios
  (as a percentage of Portfolio average daily net assets)
  Management Fees (Investment Advisory Fees)                        0.40%(4)
  Other Expenses After Expense Reimbursement                           0%(5)
  Total Portfolio Annual Expenses                                   0.40%


EXAMPLE (6)

                                       1 year   3 years   5 years   10 years
                                        ------   -------   -------   -------

If you surrender or annuitize your
  Contract at the end of the
  applicable time period:
You would pay the following expenses
  on a $1,000 investment, assuming
  5% annual return on assets             $71       $88      $104       $181

If you do not surrender or annuitize your
  Contract:
You would pay the following expenses on
  a $1,000 investment, assuming 5%
  annual return on assets                $15       $48      $83        $181




Annual Expenses For World Growth Subaccount
(as a percentage of average daily Accumulated
   Value or Annuity Unit Value)
   Mortality and Expense Risk Fees                                  1.10%(3)
   Total Subaccount Annual Expenses                                 1.10%

Annual Expenses For World Growth Portfolio
(as a percentage of Portfolio average daily net assets)
   Management Fees (Investment Advisory Fees)                       0.85%(4)
   Other Expenses After Expense Reimbursement                          0%(5)
   Total Portfolio Annual Expenses                                  0.85%




EXAMPLE (6)
                                          1 year  3 years  5 years  10 years
                                          ------  -------  -------  --------
If you surrender or annuitize your
   Contract at the end
   of the applicable time period:
You would pay the following expenses on
   a $1,000 investment, assuming 5%
   annual return on assets                   $76    $101      $127     $230

If you do not surrender or annuitize your
   Contract:
You would pay the following expenses on
   a $1,000 investment, assuming 5%
   annual return on assets                   $20    $62       $106     $230
_________________


(1) See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)". A surrender charge is deducted only if a full or partial surrender occurs during the first six Contract Years; no surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge will also be deducted at the time annuity payments begin, except under certain circumstances. Up to 10% of the Accumulated Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge. The maximum charge is 6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.

(2) See "CHARGES AND DEDUCTIONS--Administrative Charge". A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.

(3) See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge".

(4) See "CHARGES AND DEDUCTIONS--Investment Advisory Fee of the Fund".


(5) The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because LB and its affiliates have agreed to reimburse the Fund for these operating expenses. For the fiscal year of the Fund ending December 31, 1996, the Fund was reimbursed approximately $2,589,413 for such operating expenses. See "LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND--LB Series Fund, Inc.".

(6) In this example, the $30 annual administrative charge is approximated as a .02% charge based on LB's average contract size.


The purpose of the table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. Cross-references to the relevant sections of the Prospectus for more complete descriptions of the various costs and expenses have been provided.

THE EXAMPLE SHOWING EXPENSES FOR SURRENDERS AT 1, 3, 5, AND 10-YEAR PERIODS SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                 SUMMARY

The Contracts

Issuance of a Contract. The Contracts are individual flexible premium variable annuity contracts issued by LB. In order to purchase a Contract, application must be made to LB through a licensed LB Representative, who is also a registered representative of LBSC. The Contracts are offered only in situations in which the Annuitant is eligible for membership in Lutheran Brotherhood. The Contracts may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

The minimum amount LB will accept as an initial premium is $600 on an annualized basis. LB may, however, in its sole discretion, waive such minimum initial premium requirements. Subsequent premiums may be paid under the Contracts, but LB may choose not to accept any subsequent premium if it is less than $50.

Free Look Period. The Contract Owner has the right to return the Contract within 10 days after such Contract Owner receives the Contract. See "THE CONTRACTS--Free Look Period".

Allocation of Premiums. Premiums under the Contract may be allocated to one or more Subaccounts of the Variable Account and to the Fixed Account as designated by the Contract Owner. The assets of each Subaccount will be invested solely in a corresponding Portfolio of the Fund--the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio, or the Money Market Portfolio. See "LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND" and "THE CONTRACTS--Allocation of Premiums". The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolio whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LB. (See Appendix.) See "THE CONTRACTS--Accumulated Value; Accumulation Units and Accumulation Unit Value".

On the date LB approves the Contract Owner's application, LB will transfer from the general account the initial premium and any interest accumulations accrued during the underwriting period among the Subaccount(s) and/or Fixed Account according to the Contract Owner's instructions. See "THE CONTRACTS-- Allocation of Premiums." Subsequent premiums will be allocated to the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received by LB. See "THE CONTRACTS--Allocation of Premiums".


Surrenders. If a Written Notice from the Contract Owner requesting a surrender is received on or before the Maturity Date, all or part of the Accumulated Value of a Contract will be paid to the Contract Owner after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Maturity Date. See "THE CONTRACTS--Surrender (Redemption)".

Transfers. On or before the Maturity Date the Contract Owner may request the transfer of all or a part of a Contract's Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). LB reserves the right to limit the number of transfers in any Contract Year, provided that at least two such transfers each Contract Year will always be allowed. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary. After the Maturity Date, the Contract Owner may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts. See "THE CONTRACTS--Transfers".


Charges and Deductions

The following charges and deductions are made in connection with the
Contracts:

Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expense is deducted from premiums at the time premiums are paid. However, if a Contract is surrendered in whole or in part before it has been in force for six full Contract Years, a surrender charge is deducted from the amount surrendered; provided that in each Contract Year, a Contract Owner may surrender without a surrender charge up to 10% of a Contract's Accumulated Value existing at the time the first surrender is made in that Contract Year. The maximum charge is 6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year. In no event will the total surrender charge on any one Contract exceed 6 1/2% of total gross premiums paid under the Contract. The surrender charge will also be deducted at the time annuity payments begin except as set forth under the heading "CHARGES AND DEDUCTIONS-- Surrender Charge (Contingent Deferred Sales Charge)".

Administrative Charge. On each Contract Anniversary prior to and including the Maturity Date, LB deducts an annual administrative charge of $30 from the Accumulated Value of each Contract. No such charge is deducted if on that Contract Anniversary the total amount of premiums paid under the Contract, less the amount of all prior partial surrenders (which includes the amount of related surrender charges), is equal to or greater than $5,000.

Mortality and Expense Risk Charge. LB deducts a daily mortality and expense risk charge to compensate LB for assuming certain mortality and expense risks. The charge is deducted from the net assets of the Variable Account. The charge is currently in an amount equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and approximately 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. This charge is guaranteed not to increase above an annual rate of 1.25%.

Investment Advisory Fee of the Fund. Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee incurred by the Fund. LB is paid a daily fee by the Fund for its investment management services equal to an annual rate of 0.40% of the aggregate average daily net assets of the Money Market Portfolio, Growth Portfolio, Income Portfolio, High Yield Portfolio, and Opportunity Growth Portfolio. LB also receives a daily investment advisory fee from the Fund equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.

For a more detailed description of these charges and deductions, see "CHARGES AND DEDUCTIONS".

Annuity Provisions

The Contract Owner may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. The Contract Owner may also elect to receive a single sum by surrendering the Contract on the Maturity Date and paying any applicable surrender charge. See "ANNUITY PROVISIONS".

Federal Tax Status

For a description of the Federal income tax status of annuities, see "FEDERAL TAX STATUS--Taxation of Annuities in General". Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is includable in gross income.

Condensed Financial Information

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.

Selected data for Accumulation Units outstanding throughout the period ending December 31:

                                        Opportunity Growth Subaccount
                                        -----------------------------
                                                    1996
                                                    ----
Accumulation Unit Value:
Beginning of period                                $10.00**
End of period                                       11.79
Number of Accumulation Units
  outstanding at end of period                      8,925,231


                                         World Growth Subaccount
                                         -----------------------
                                                  1996
                                                  ----
Accumulation Unit Value:
Beginning of period                              $10.00**
End of period                                     10.93
Number of Accumulation Units
  outstanding at end of period                    6,809,063


                                               Growth Subaccount
                                               -----------------
                                    1996            1995           1994
                                    ----            ----           ----
Accumulation Unit Value:
Beginning of period                 $24.38          $17.95        $19.68*
End of period                        29.52           24.38         17.95
Number of Accumulation Units
  outstanding at end of period       13,809,177     7,742,874      3,142,640


                                            High Yield Subaccount
                                           ----------------------
                                     1996            1995           1994
                                     ----            ----           ----
Accumulation Unit Value:
Beginning of period                  $22.06         $18.64        $20.41
End of period                         24.35          22.06         18.64
Number of Accumulation Units
  outstanding at end of period       10,632,678      5,577,895     2,514,043

                                                Income Subaccount
                                                -----------------
                                     1996            1995           1994
                                     ----            ----           ----
Accumulation Unit Value:
Beginning of period                 $18.98          $16.07        $17.21
End of period                        19.39           18.98         16.07
Number of Accumulation Units
  outstanding at end of period       9,066,360       5,274,785     2,264,894


                                            Money Market Subaccount
                                            -----------------------
                                   1996              1995           1994
                                   ----              ----           ----
Accumulation Unit Value:
Beginning of period               $1.43            $1.33          $1.33
End of period                      1.48             1.43           1.36
Number of Accumulation Units
  outstanding at end of period     31,024,219       15,771,786     5,984,694
----------

*Commencing February 1, 1994, the date the Registration Statement for the Variable Account was declared effective.

**Commencing January 18, 1996.


The financial statements of LB are also contained in the Statement of Additional Information.

Calculation of Performance


From time to time the Variable Account will advertise the Money Market Subaccount's "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The annualized current yield and effective yield for the seven-day base period ended December 31, 1996, was 4.01% and 4.09%, respectively. For more information, see the Statement of Additional Information.

Also, the Variable Account may advertise for the Subaccounts other than the Money Market Subaccount a yield quotation based on a 30-day (or one month) period computed by dividing the net investment income per Accumulation Unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period. The current yield for the 30-day based period ended December 31, 1996 for the High Yield Subaccount was 9.08%. The current yield for the same 30-day base period for the Income Subaccount was 5.55%. For more information, see the Statement of Additional Information.


From time to time, LB may advertise the average annual total return quotations for the Subaccounts for the 1, 5 and 10-year periods computed by finding the average annual compounded rates of return over the 1, 5 and 10-year periods that would equate the initial amount invested to the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods. For periods prior to February 1, 1994, total return figures are based on a hypothetical Contract assumed to have been invested in a Portfolio of the Fund when that Portfolio was first available for investment under a variable annuity contract issued by an LB affiliate, Lutheran Brotherhood Variable Insurance Products Company. If the assumed investment was made less than 10 years from the date of the quotation, the total return from the date of such investment will be given.


The average annual total returns for the 1, 3 and 5-year periods through December 31, 1996 and for the period from commencement of operations through December 31, 1996 for the Subaccounts are as follows:

                                                                  Commencement
                                   1 Year     3 Year    5 Year    of Operations
                                   -------    ------    ------    -------------
Growth Subaccount (3/8/88)         14.55%*    14.33%*   12.13%*     13.06%*
High Yield Subaccount (3/8/88)      4.47%*     6.00%*   11.84%*     10.62%*
Income Subaccount (3/8/88)         -3.34%*     3.10%*    5.91%*      7.79%*
Money Market Subaccount (2/18/88)  -1.55%*     2.56%*    2.74%*      4.55%*
Opportunity Growth
   Subaccount (1/18/96)              --         --        --        11.56%
World Growth Subaccount (1/18/96)    --         --        --         3.36%


*Does not include the annual administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000. Inclusion of the administrative charge would reduce the total return figures shown above. Assumes applicable sales charge upon surrender.

Average annual total return quotations assume a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods. For more information, see the Statement of Additional Information.

The Variable Account's performance reported from time to time in advertisements and sales literature may be compared with that of other insurance company separate accounts or mutual funds included in the generally accepted indices, analyses or rankings prepared by Lipper Analytical Service, Inc., Standard & Poor's Corporation, Morningstar, Inc., VARDS, Dow Jones or similar independent rating or statistical investment services that monitor the performance of insurance company separate accounts or mutual funds. Performance of the Variable Account may be quoted or compared to rankings, yields or returns as published or prepared by independent rating or statistical services or publishers of publications such as THE BANK RATE MONITOR NATIONAL INDEX, BARRON'S, BUSINESS WEEK, DONOGHUE'S MONEY MARKET FUND REPORT, FINANCIAL SERVICES WEEK, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, INSTITUTIONAL INVESTOR, INVESTOR'S DAILY, KIPLINGER'S PERSONAL FINANCE, LIPPER ANALYTICAL SERVICES, MONEY, MUTUAL FUND FORECASTER, NEWSWEEK, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER REPORT, SYLVIA PORTER'S PERSONAL FINANCE, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WIESENBERGER INVESTMENT COMPANIES SERVICE.


               LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT
                               AND THE FUND

Lutheran Brotherhood


The Contracts are issued by LB. Lutheran Brotherhood, a fraternal benefit society owned and operated for its members, was founded in 1917 under the laws of the State of Minnesota. LB is currently licensed to transact life insurance business in all 50 states and the District of Columbia and is offering the Contracts in states where it has authority to issue variable contracts. At the end of 1996, LB had total assets of nearly $11.8 billion.


LB is subject to regulation by the Insurance Division of the State of Minnesota as well as by the insurance departments of all the other states and jurisdictions in which it does business. LB submits annual reports on its operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. LB is also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of LB, established by the Board of Directors of LB in 1993 pursuant to the laws of the State of Minnesota. The Variable Account meets the definition of a "separate account" under the federal securities laws. LB has caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

The assets of the Variable Account are owned by LB, and LB is not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business LB may conduct. LB may transfer to its general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of LB's other income, gains or losses. LB may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

LB Series Fund, Inc.

Each Contract Owner may allocate the premiums paid under the Contract to one or more of the six Subaccounts of the Variable Account -- the Growth Subaccount, the High Yield Subaccount, the Income Subaccount, the Opportunity Growth Subaccount, the World Growth Subaccount and the Money Market Subaccount. The assets of each such Subaccount will be invested in the corresponding Portfolio (the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio or the Money Market Portfolio) of the Fund. The investment objectives of the Portfolios of the Fund (individually a "Portfolio" and collectively the "Portfolios") are:

Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

High Yield Portfolio. To achieve a higher level of income through a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

Opportunity Growth Portfolio. To achieve long term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

World Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

No assurance can be given that the Portfolios of the Fund will achieve their respective investment objectives.

Shares of the Fund purchased by each Subaccount of the Variable Account will be held by LB as custodian for the Variable Account.

The Fund is designed to provide an investment vehicle for variable annuity and variable life insurance contracts. Shares of the Fund will be sold to other insurance company separate accounts of LB and separate accounts of its wholly owned indirect subsidiary, Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"), and the Fund may in the future create new portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Fund, although LB does not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The management of the Fund intends to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax law, (3) changes in the investment management of the Fund, or (4) differences in voting instructions between those given by the contract owners from the different separate accounts. In addition, if LB believes the Fund's response to any of those events or conflicts insufficiently protects Contract Owners, it will take appropriate action on its own.

The Fund is registered with the SEC under the 1940 Act as a diversified, open-end management investment company (commonly called a "mutual fund"). This registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund. Shares of the Fund may be sold to other separate accounts, and the Fund may in the future create new Portfolios.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for LB to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Fund receives investment advice with respect to each of its Portfolios from LB, which acts as investment adviser to the Fund. LB is a registered investment adviser under the Investment Advisers Act of 1940. Lutheran Brotherhood Research Corp. ("LBRC"), an indirect subsidiary of Lutheran Brotherhood, acted as investment adviser to the Fund until January 1994, when it was replaced by LB. LBRC provided investment advisory services to the Fund using personnel and services provided by LB. As investment adviser to the Fund, LB charges the Fund a daily investment advisory fee equal to an annual rate of .40% of the aggregate average daily net assets of the Money Market, Income, High Yield, Growth, and Opportunity Growth Portfolios. LB also charges the Fund an annual investment advisory fee equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.

The Fund has entered into an Investment Advisory Agreement with LB under which LB will, subject to the direction of the Board of Directors of the Fund, carry on the day-to-day management of the Fund, and provide advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund's investment objectives, policies and restrictions. LB also furnishes at its own expenses all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund and maintaining its organization, and investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund. The Investment Advisory Agreement provides that the Fund will pay, or provide for the payment of, all of its own expenses, including, without limitation, the compensation of the directors who are not affiliated with LB or its affiliates, governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders' reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and keeping of books and calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders' meetings and expenses relating to the issuance, registration and qualification of shares of the Fund. LB and LBVIP have agreed with the Fund to pay, or to reimburse the Fund for the payment of, all of the foregoing expenses and all other expense associated with operating the Fund pursuant to a separate written agreement (the "Expense Reimbursement Agreement"). The Expense Reimbursement Agreement could be terminated at any time by the mutual agreement of the Fund, LB and LBVIP, but the Fund and LB and LBVIP currently contemplate that the Expense Reimbursement Agreement will continue so long as the Fund remains in existence. If the Expense Reimbursement Agreement were terminated, the Fund would be required to pay those operating expenses, which would reduce the net investment return on the shares of the Fund held by the Subaccounts of the Variable Account.


LB has engaged Rowe Price-Fleming International, Inc., ("Price-Fleming") as investment sub-adviser for the World Growth Portfolio. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of the world's largest international mutual fund asset managers with approximately $29.2 billion under management as of December 31, 1996 in its offices in Baltimore, London, Tokyo and Hong Kong. Price-Fleming has an investment advisory group that has day-to-day responsibility for managing the World Growth Portfolio and developing and executing the Portfolio's investment program.


LB pays the Sub-adviser for the World Growth Portfolio an annual sub-advisory fee for the performance of sub-advisory services. The fee payable is equal to a percentage of that Portfolio's average daily net assets. The percentage varies with the size of the Portfolio's net assets, decreasing as the Portfolio's assets increase. The formula for determining the sub-advisory fee is described fully in the prospectus for the Fund.

Each Contract Owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Fund's various Portfolios. A full description of the Fund, its investment objectives, policies and restrictions, its expenses, the risks attendant to investing in the Fund's Portfolios and other aspects of its operation is contained in the accompanying Prospectus for the Fund, which should be carefully read together with this Prospectus.

Addition, Deletion or Substitution of Investments

LB reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in LB's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, LB may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. LB will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

LB also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, LB may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by LB.

If any of these substitutions or changes are made, LB may by appropriate endorsement change the Contract to reflect the substitution or change. If LB deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other LB separate accounts.

                                  THE CONTRACTS

Issuance of a Contract

In order to purchase a Contract, application must be made to LB through a licensed LB Representative, who is also a registered representative of LBSC. LB is offering Contracts only in situations in which the Annuitant is eligible for membership in Lutheran Brotherhood. Contracts may be sold to or in connection with retirement plans which may or may not be Qualified Plans. LB reserves the right to reject an application for any reason permitted by law.

The minimum amount LB will accept as an initial premium is $600 on an annualized basis. LB may, however, in its sole discretion, waive such minimum initial premium requirements. Subsequent premiums may be paid under the Contracts, but LB may choose not to accept any subsequent premium if it is less than $50.

Free Look Period

The Contract provides for an initial "free look" period. The Contract Owner has the right to return the Contract within 10 days after such Contract Owner receives the Contract. When LB receives the returned Contract at its Home Office, it will be cancelled and LB will refund to the Contract Owner an amount equal to the sum of (i) the Accumulated Value (as of the date the returned Contract is received by LB at its Home Office or by the LB Representative from whom the Contract was purchased) plus (ii) the amount attributable to the Contract for mortality and expense risk charges deducted from the Variable Account plus (iii) the advisory fees charged by the Fund against the net asset value in the Fund Portfolios attributable to the Contract's value in the corresponding Subaccounts of the Variable Account. If, however, applicable state law so requires, the full amount of any premium received by LB will be refunded.

For Contracts issued in Pennsylvania, when LB receives the returned Contract at its Home Office, it will be canceled and LB will refund to the Contract Owner an amount equal to the sum of (i) the difference between the premiums paid and the amount allocated to the Variable and Fixed Accounts plus (ii) the Accumulated Value on the day the Contract is received by the LB Representative from whom the Contract was purchased.

With respect to individual retirement annuities, under the Employee Retirement Income Security Act of 1974 ("ERISA") a Contract Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the individual retirement annuity is established. If the Contract Owner is furnished with such disclosure statement before the seventh day preceding the date the individual retirement annuity is established, the Contract Owner will not have any right of revocation under ERISA. If the disclosure statement is furnished after the seventh day preceding the establishment of the individual retirement annuity, then the Contract Owner may give a notice of revocation to LB at any time within seven days after the Date of Issue. Upon such revocation, LB will refund the premiums paid by the Contract Owner. The foregoing right of revocation with respect to an individual retirement annuity is in addition to the return privilege set forth in the preceding paragraphs, i.e., LB will allow a participant establishing an individual retirement annuity a "ten day free-look", notwithstanding the provisions of ERISA.

Allocation of Premium

Until the date LB approves the Contract Owner's application, the initial premium will be deposited into LB's general account. Interest will be credited on the initial premium held in LB's general account at a rate of interest determined by LB. On the date LB approves the Contract Owner's application, LB will add this accumulation amount to the initial premium and allocate this amount among the Subaccount(s) and/or the Fixed Account according to the Contract Owner's instructions. If the Date of Issue and the date of acceptance by LB are the same day, then the initial premium payment will be immediately allocated among the chosen Subaccount(s) and/or Fixed Account according to the Contract Owner's instructions.

This initial premium allocation procedure is designed as a way to give the Contract Owner interest on the initial premium from the Date of Issue to the date LB approves the Contract Owner's application, with the interest payment being paid by LB. Other Contract Owners' interests will not be adversely affected by this initial premium allocation procedure, because LB, and not the existing Contract Owners, will bear any expenses in effecting the procedure, including the expense of crediting the interest accumulations.

If the application is determined to be in good order, LB will allocate the premium payment to the chosen subaccount and/or Fixed Account within two days of receipt of the completed application and premium payment. If the application is determined by LB not to be in good order, LB will attempt to complete the application within five business days. If the application is not complete at the end of this period, LB will inform the applicant of the reason for the delay and that the initial premium will be returned immediately unless the applicant specifically consents to LB keeping the initial premium until the application is complete.

The percentages of each premium that may be allocated to any Subaccount of the Variable Account or the Fixed Account must be in whole numbers and the sum of the allocation percentages must be 100%. LB reserves the right to adjust allocation percentages to eliminate fractional percentages. Subsequent premiums will be allocated among the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received by LB. The allocation proportion for future premiums may, however, be changed without charge at any time by providing LB with Written Notice or by telephone (if the Contract Owner has completed the Telephone Transaction Authorization
Form). Premiums paid thereafter will be allocated in the manner provided in such changed instruction, unless another change is subsequently requested.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts and the Contract Owner bears the entire investment risk. Contract Owners should periodically review their allocations of premiums in light of market conditions and the Contract Owner's overall financial objectives.

Accumulated Value; Accumulation Units and Accumulation Unit Value

The Accumulated Value of the Contract is the total amount of value held under the Contract at any time prior to and including the Maturity Date. A Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any amount of value in the Fixed Account, any premiums paid, any surrenders, and any charges assessed in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Accumulated Value. The Accumulated Value of the Contract is determined on each Valuation Date. The Contract's Accumulated Value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit Value on the relevant Valuation Date by the number of Subaccount Accumulation Units allocated to the Contract, plus any amounts in the Fixed Account.

Determination of Number of Accumulation Units. Any amounts allocated to the Subaccounts will be converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited to the Contract is determined by dividing the dollar amount being allocated by the Accumulation Unit Value as of the end of the Valuation Period during which the amount was allocated. The number of Subaccount Accumulation Units in any Subaccount will be increased by (i) any premiums allocated to the Subaccount during the current Valuation Period, and (ii) any Accumulated Value transferred to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period. The number of Subaccount Accumulation Units in any Subaccount will be decreased by (i) any Accumulated Value transferred from the Subaccount to another Subaccount or to the Fixed Account during the current Valuation Period, (ii) the amount of any partial surrender (including any related surrender charge) during the current Valuation Period, and (iii) any administrative charge taken from the Subaccount during the current Valuation Period.

The Accumulation Unit Value is determined before any Contract transactions on the Valuation Date that would affect the number of Subaccount Accumulation Units (see the immediately preceding paragraph). If the Contract's Accumulated Value in the Variable Account is to be calculated for a day that is not a Valuation Date, the next following Valuation Date will be used.
Determination of Accumulation Unit Value. The Accumulation Unit Value for a Subaccount is calculated on each Valuation Date by dividing (1) by (2), where

(1) is the net result of:

(a) the net asset value of the corresponding Portfolio of the Subaccount at the end of the current Valuation Period, plus

(b) the amount of any dividend or capital gain distribution declared by the Portfolio if the "ex-dividend" date occurs during the Valuation Period, plus or minus

(c) a charge or credit for any taxes reserved which LB determines to be a result of the investment operation of the Portfolio, less

(d) the mortality and expense risk charge (see "CHARGES AND DEDUCTIONS -- Mortality and Expense Risk Charge") for each day during the current Valuation Period (a current charge of .003014%, but never to exceed
 .003425%, of the net assets for each day during the current Valuation Period), and

(2) is the number of Accumulation Units for the Subaccount attributable to all Contracts, including Accumulation Units held as reserves for the Contracts.

Death Benefit Before the Maturity Date

If an Annuitant, who is the Contract Owner unless another owner is named in the application, dies before the Maturity Date, the Beneficiary will be entitled to receive a death benefit under the Contract calculated on the later of (a) the date LB receives proof of the Annuitant's death and (b) the date LB receives a written request from the Beneficiary for either a single sum payment or a settlement option. If no such request is made within one year from the date of the Annuitant's death, the Beneficiary will be deemed to have requested a single sum payment. Any proceeds not subsequently withdrawn will be paid in a lump sum on the date 5 years after the date of death. If the Contract has two Annuitants, LB will pay the Beneficiary in the manner described above on the death of the first Annuitant. (If the Beneficiary is the spouse of the deceased Contract Owner, such spouse may, to the extent permitted by law, elect to continue the Contract in force, in which case such spouse shall become and be treated as the Annuitant. This election will be automatic if the spouse Beneficiary is also an Annuitant.)

Amount of Death Benefit. If a death benefit has become payable under a Contract as described above, the amount of the death benefit will be the greatest of (i) the Accumulated Value calculated on the later of the date LB receives the proof of death and the written request referred to above, (ii) the sum of the premiums received by LB under the Contract to the date of such receipt, less any previous partial surrenders (including any applicable charges); and (iii) the Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of premiums received by LB since that date, less the amount of any partial surrenders since then (including any related surrender charge). For Contracts issued in North Carolina the amount of the death benefit will be the greater of (i) and (ii) as described above.

Manner of Payment -- Contracts Not Issued in Connection with Certain Qualified Plans. If the Contract in question was not issued in connection with a Qualified Plan, the following rules govern the manner of payment of the death benefit if the Annuitant dies before the Maturity Date:

(a) if a single sum is requested, the death benefit will be paid within seven days after the day LB receives the proof of death and written request referred to above under "Amount of Death Benefit"; or

(b) if a settlement option is requested, (i) it must be a settlement option that the Contract Owner could have selected before the Maturity Date, and
(ii) the settlement option must provide that the entire amount due under the Contract will be distributed (1) within five years from the date of death, or (2) over the life of the Beneficiary or for a period not in excess of the Beneficiary's life expectancy, provided that the distributions must begin within one year from the date of death.

Manner of Payment -- Contracts Issued in Connection with Qualified Plans. If the Contract in question was issued in connection with a Qualified Plan, certain restrictions on the manner of payment of the death benefit prior to the Maturity Date, similar to those described above under "Manner of Payment -- Contracts Not Issued in Connection with Certain Qualified Plans", are applicable. The manner of payment of such death benefit under a Contract issued in connection with a Qualified Plan will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Maturity Date

If an Annuitant dies after the Maturity Date, the death benefit, if any, shall be as stated in the settlement option in effect, provided, however, that death benefit payments must be paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. With respect to a Contract issued in connection with a Qualified Plan, certain additional restrictions on the manner of payment of the death benefit after the Maturity Date, similar to those described above under "Death Benefit Before the Maturity Date -- Manner of Payment -- Contracts Not Issued in Connection with Certain Qualified Plans", are also applicable.

Surrender (Redemption)

If a Written Notice from the Contract Owner requesting a surrender is received by LB on or before the Maturity Date, all or part of the Accumulated Value will be paid to the Contract Owner after deducting any applicable surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)").


A surrender will take place at the end of the Valuation Period during which the requirements for surrender are completed and payment will be made within seven days after such surrender. If a surrender is partial, the surrender payments will be taken proportionately from all Subaccounts and the Fixed Account on a basis that reflects their proportionate percentage of the Accumulated Value. The Contract Owner may select a different allocation basis with LB's approval. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000.


LB may cancel the Contract on any Contract Anniversary if (a) the Accumulated Value is less than $1,000 and no premium payments have been made under the Contract within the last 24 months or (b) the Accumulated Value as of the Contract Anniversary is less than the administrative charge (see "CHARGES AND DEDUCTIONS--Administrative Charge"). LB will notify the Contract Owner 60 days before such Contract Anniversary and provide the Contract Owner the minimum dollar amount required to keep the Contract in force. Failure to make sufficient payment will result in cancellation of the Contract on the Contract Anniversary. If such Contract Anniversary is not a Valuation Date, then the Accumulated Value will be determined on the next Valuation Date. Upon cancellation under (a) above, LB will pay the Contract Owner the Accumulated Value as of such Valuation Date.

After the Maturity Date, certain of the available settlement options (those that do not involve a life contingency) also permit surrenders by the Contract Owner. In such cases, the amount available for surrender is the commuted value of any unpaid annuity installments, computed on the basis of the assumed interest rate incorporated in such annuity installments. However, a surrender charge is deducted at the time of annuitization if these settlement options are selected (see "CHARGES AND DEDUCTIONS-- Surrender Charge (Contingent Deferred Sales Charge")).

Consideration should be given to the tax implications of a surrender prior to making a surrender request. See "FEDERAL TAX STATUS--Taxation of Annuities in General".

Transfers


On or before the Maturity Date, the Contract Owner may request by Written Notice (or by telephone if the Contract Owner has completed the Telephone Transaction Authorization Form) the transfer, subject to any conditions the Portfolio whose shares are involved may impose, of all or a part of a Contract's Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account. The transfer will be made by LB without charge on the day Written Notice (or telephonic instructions) requesting such transfer is received by LB. To accomplish a transfer from the Variable Account, the Variable Account will surrender Accumulation Units in the particular Subaccounts and reinvest that value in Accumulation Units of other particular Subaccounts and the Fixed Account as directed in the request. The total amount transferred each time must be at least $200 (unless the total value in a Subaccount of the Variable Account or the Fixed Account is less than $200, in which case the entire amount may be transferred). LB reserves the right to limit the number of transfers in any Contract Year, provided that at least two such transfers each Contract Year will always be allowed. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one during each Contract Year and must be made on or within 45 days after a Contract Anniversary. To accomplish a transfer from the Fixed Account, the Fixed Account will surrender Accumulated Value from the Fixed Account and reinvest that value in Accumulation Units of particular Subaccounts of the Variable Account as directed in the request.


After the Maturity Date, the Contract Owner may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts.

Telephone Transfers

Telephone transfers are available when the Contract Owner completes the Telephone Transaction Form. If the Contract Owner elects to complete the Telephone Transaction Authorization Form, the Contract Owner thereby agrees that LB, its agents and employees will not be liable for any loss, liability cost or expense when LB, its agents and employees act in accordance with the telephone transfer instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction, processed after the Contract Owner has completed the Telephone Transaction Authorization Form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized instruction, the Contract Owner bears the risk of this loss. LB will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event LB does not employ such procedures, LB may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

Special Transfer Service -- Dollar Cost Averaging

LB administers a dollar cost averaging program which enables a Contract Owner to pre-authorize a periodic exercise of the transfer rights described above. A Contract Owner entering into a dollar cost averaging agreement will instruct LB to periodically transfer predetermined dollar amounts from the Money Market Subaccount to as many of the five other Subaccounts or to the Fixed Account as specified by the Contract Owner until the amount in the Money Market Subaccount is exhausted or the agreement is terminated by the Contract Owner. The dollar cost averaging program is generally suitable for Contract Owners making a substantial deposit to the Contract and who wish to use the other Subaccounts or the Fixed Account investment option, but desire to control the risk of investing at the top of a market cycle. The dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if a Contract Owner can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet long-term goals. Contract Owners interested in the dollar cost averaging program may obtain an application and full information concerning the program and its restrictions from LB.

Assignments

If the Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than LB.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

LB shall not be bound by any sale, assignment, pledge or transfer until Written Notice thereof is actually received by LB at its Home Office and shall not be responsible for the validity of any sale, assignment, pledge or transfer. Any payments made or actions taken by LB before LB actually receives Written Notice shall not be affected by the sale, assignment, pledge or transfer.

Considerations should be given to the tax implications of an assignment. See "FEDERAL TAX STATUS--Taxation of Annuities in General".

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named as the Contract Owner in the application for the Contract, the Annuitant is the Contract Owner and may exercise all of the Contract Owner's rights under the Contract.

The Contract Owner may name a Beneficiary to receive the death benefit payable under the Contract. If the Beneficiary is not living on the date payment is due or if no Beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The Contract Owner may change the Beneficiary by giving LB Written Notice of the change, but the change shall not be effective until actually received by LB at its Home Office. Upon receipt by LB of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by LB before LB received the Written Notice, and LB shall not be responsible for the validity of any change.

                            CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below a surrender charge is deducted from the Accumulated Value of the Contract in the case of surrender, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by LB; conversely, if the amount of such charges proves more than enough, the excess will be retained by LB (see "Sufficiency of Charges" below). LB does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts.

If a Contract is surrendered in whole or in part before it has been in force for six full Contract Years, a surrender charge is deducted from the amount surrendered; provided that in each Contract Year, a Contract Owner may surrender without a surrender charge, up to 10% of a Contract's Accumulated Value existing at the time the first surrender is made in that Contract Year. For example, if a total surrender is made during a Contract Year in which a partial surrender has been made, the Contract Owner may surrender free of charge an amount equal to 10% of the Accumulated Value of the Contract at the time of the partial surrender less the total of the partial surrender to which no charge was applied. This right is not cumulative from Contract Year to Contract Year. In the event that a surrender is made in excess of the amount which may be surrendered free of charge, only the excess (the "Excess Amount") will be subject to a surrender charge.

The charge is applied as a percentage of the Excess Amount surrendered, but in no event will the total surrender charge on any one Contract exceed a maximum limit of 6 1/2% of total gross premiums paid under the Contract. Such total charge equals the aggregate of all applicable surrender charges for total and partial surrenders, including any charges deducted at the time annuity payments begin (as described below).

Charges for Total and Partial Surrenders. If a Contract is surrendered, in whole or in part, while the Contract is in force and on or before the Maturity Date, a surrender charge is imposed on the Excess Amount of such surrender if such surrender occurs before the Contract has been in force for six full Contract Years as follows:

  Contract Year in which
     Total or Partial                    Charge as Percentage of
     Surrender Occurs                   Excess Amount Surrendered*
  -----------------------               ---------------------------
     1                                                6%
     2                                                5
     3                                                4
     4                                                3
     5                                                2
     6                                                1
     7 and after                                      0
------------
* Although the charge as a percentage of Excess Amount surrendered decreases from 6% to 0 over time, the actual aggregate amount of surrender charge deducted may be up to the 6 1/2% of total gross premiums paid maximum limit described above.

For purposes hereof, the amount surrendered is equal to the amount of the surrender request, and the amount received by the Contract Owner is equal to the amount of the surrender request less the applicable surrender charge and any withholding if applicable.

No surrender charge is deducted if the surrender occurs after expiration of the time period applicable to such charge as shown in the table above.

Surrender charges otherwise payable will be waived with respect to surrenders made by the Contract Owner when the Annuitant is totally disabled (as defined in the Contract) or confined to a hospital, nursing home or a hospice if the confinement begins while the Contract is in force and has continued for six consecutive months.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn (see "FEDERAL TAX STATUS--Taxation of Annuities in General").

Charge at the Time Annuity Payments Begin. Generally, at the time annuity payments begin, a surrender charge as described above will apply. Such charge is the same as that which would apply had the Contract been fully surrendered on the Maturity Date, taking into account the 10% free surrender provision described above and subject to the maximum 6 1/2% limitation described above. If, however, the Contract Owner has chosen a settlement option providing an income for a fixed period (e.g., Option 3V described under "Annuity Provisions--Settlement Options"), for any annuitization made more than three years after the Date of Issue, no surrender charge will be deducted from the portion of Accumulated Value annuitized provided that payments under such a settlement option will be made for at least five years and that proceeds may not be withdrawn. This surrender charge will be waived if the Annuitant is totally disabled (as defined in the Contract) or confined to a hospital, nursing home or a hospice if the confinement begins while the Contract is in force and has continued for six consecutive months on the Maturity Date. No further surrender charge is deducted with respect to surrenders during the annuity period under such a settlement option.

No surrender charge is imposed at the time of annuitization (if annuitization occurs more than three years after the Date of Issue) if a settlement option involving a life income with a guaranteed period is chosen (e.g., Option 4V or Option 5V described under "ANNUITY PROVISIONS-- Settlement Options"), but surrenders are not permitted during the annuity period under such a settlement option.

Administrative Charge

On each Contract Anniversary prior to and including the Maturity Date, LB deducts from the Accumulated Value, proportionately from the Subaccounts and the Fixed Account that make up such Accumulated Value, an annual administrative charge of $30 to reimburse LB for administrative expenses relating to the Contract, the Variable Account and the Subaccounts. Subject to LB's approval, the Contract Owner may specify a different allocation for the administrative charge. No such charge is deducted if on that Contract Anniversary the total amount of premiums paid under the Contract, less the amount of all prior partial surrenders (which includes the amount of related surrender charges), is equal to or greater than $5,000. LB does not expect to make a profit on this charge. No administration charge is payable during the annuity period.

Mortality and Expense Risk Charge

The variable annuity payments made to Annuitants will vary in accordance with the investment experience of the Subaccounts selected by the Contract Owner. However, neither such variable annuity payments, nor fixed annuity payments if fixed annuity payments have been selected, will be affected by the mortality experience (death rate) of persons receiving annuity payments. LB assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed. LB also assumes the mortality risk that Beneficiaries of Contract Owners or Annuitants dying before the Maturity Date may receive amounts in excess of the then current Accumulated Value (see "THE CONTRACTS--Death Benefit Before the Maturity Date"). In addition, LB will not increase charges for administrative expenses regardless of its actual expenses.

To compensate LB for assuming such mortality and expense risks, LB deducts a daily mortality and expense risk charge from the average daily net assets in the Variable Account. LB has determined that a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of each Subaccount in the Variable Account would be reasonable in relation to the mortality and expense risks assumed by LB under the Contract. LB will, however, initially impose a daily mortality and expense risk charge in an amount that is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and approximately 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. The mortality and expense risk charge is guaranteed not to increase above an annual rate of 1.25%.

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk undertaken by LB, LB will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, the excess will be profit to LB and would be available for any proper corporate purpose including, among other things, payment of sales expenses. See "Sufficiency of Charges" below.

Investment Advisory Fee of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee incurred by the Fund. LB is paid a daily fee by the Fund for its investment management services equal to an annual rate of 0.40% of the aggregate average daily net assets of the Money Market Portfolio, Growth Portfolio, Income Portfolio, High Yield Portfolio and Opportunity Growth Portfolio, and .85% of the aggregate average daily net assets of the World Growth Portfolio. See "LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND--LB Series Fund, Inc.", and the accompanying current Prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. LB may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to LB. Charges for other taxes, if any, attributable to the Variable Account may also be made. See "FEDERAL TAX STATUS".

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, the loss will be borne by LB. Any such expenses borne by LB will be paid out of its general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, the excess will be retained by LB.

                             ANNUITY PROVISIONS

Maturity Date

The Contract Owner selects the Maturity Date, which must be a Contract Anniversary at least three years after the Date of Issue, when making application for the Contract. The Contract Owner may change a Maturity Date selection by Written Notice received by LB at least 30 days before both the Maturity Date currently in effect and the new Maturity Date. The new date selected must satisfy the requirements for a Maturity Date.

For a Contract issued in Pennsylvania, the following requirements for maximum maturity ages of the Contract will be used. Maturity age is the last birthday of the Annuitant on the Contract Anniversary on or immediately prior to the Maturity Date.

  PENNSYLVANIA MAXIMUM MATURITY AGES
  Age on                                Maximum
  Date of Issue                       Maturity Age
  --------------                      -------------
  70 or less                               85
  71 - 75                                  86
  76 - 80                                  88
  81 - 85                                  90
  86 - 90                                  93
  91 - 93                                  96
  94 - 95                                  98
  96                                       99

Settlement Options

The Contract Owner may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account, and the annuity payments will be guaranteed as to minimum dollar amount. See APPENDIX -- MORE INFORMATION ABOUT THE FIXED ACCOUNT. The Contract Owner may also change a choice of settlement option by Written Notice received by LB at least 30 days before the Maturity Date.

The following variable annuity settlement options are generally available under the Contract:

Option 3V--Income for a Fixed Period. Income will be paid for a fixed number of years not to exceed 30.

Option 4V--Life Income with Guaranteed Period. Income will be paid for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the named Beneficiary to the end of that period. A period of 10 or 20 years may be selected. After the first payment is made, this option may not be revoked or changed.

Option 5V--Joint and Survivor Life Income with Guaranteed Period. Income will be paid for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the named Beneficiary to the end of that period. A period of 10 or 20 years may be selected. After the first payment is made, this option may not be revoked or changed.

Payments may be made under any other settlement option suggested by the Contract Owner that is agreed to by LB.

LB also provides fixed annuity options, which are not described here. Any one of the variable annuity options or any one of the fixed annuity options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed annuity options.

If no valid selection of a settlement option has been made by the Maturity Date and one Annuitant is living on the Maturity Date, the Life Income with 10-Year Guarantee Period fixed annuity settlement option shall be automatically effective. If no valid selection of a settlement option has been made by the Maturity Date and two Annuitants are living on the Maturity Date, the Joint and Survivor Life Income with 10-Year Guarantee Period fixed annuity settlement option shall be automatically effective.

It should be noted that under a settlement option providing an income for a fixed period (e.g., Option 3V described above), for any surrender made more than three years after the Date of Issue, no surrender charge will be deducted from the portion of Accumulated Value surrendered, provided that payments under such settlement option will be made for at least five years and that proceeds may not be withdrawn. Also, no surrender charge will be imposed at the time of annuitization (if annuitization occurs more than three years after the Date of Issue) under a settlement option providing a life income with a guaranteed period (e.g., Option 4V or Option 5V above). Surrenders after the Maturity Date are permitted only in connection with settlement options that do not involve a life contingency (see "THE CONTRACTS--Surrender (Redemption)").

The Contract Owner may elect the receipt of a single sum, rather than payment pursuant to annuity settlement options, by surrendering the Contract in full on the Maturity Date. In such case, a surrender charge will be deducted from the Accumulated Value of the Contract if the Maturity Date occurs at any time during the surrender charge period, taking into account the 10% free surrender provision and subject to the maximum 6 1/2% limitation described under "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

Frequency and Amount of Annuity Payments

Annuity payments under a settlement option will be paid as monthly installments, unless the Contract Owner and LB agree to a different payment schedule. However, if the Accumulated Value at the Maturity Date is less than $2,000 or would not result in a payment of at least $25, LB may pay the Accumulated Value in a single sum and the Contract will be canceled. Also, if annuity payments would be or become less than $25 if a single settlement option is chosen, or $25 on each basis if a combination of variable and fixed options is chosen, LB may change the frequency of payments to intervals that will result in payments of at least $25 each from each option chosen.

The amount of the first variable annuity payment (and, in the case of fixed annuities, the amount of subsequent payments) is determined by applying the Accumulated Value to be applied to the settlement option at the Maturity Date, less any surrender charge due (see "Settlement Options" above), to the annuity table in the Contract for the settlement option selected. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount in accordance with the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Annuity Unit Value as of the Maturity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value (see "Subaccount Annuity Unit Value" below) with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the foregoing procedure is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under such tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. LB guarantees that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

The value of an Annuity Unit is determined independently for each Subaccount.

For each Subaccount, the Annuity Unit Value on any Valuation Date is determined by multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Date by the net investment factor for the Valuation Date for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor which offsets the effect of the assumed investment earnings rate of 3 1/2% per annum which is assumed in the annuity tables contained in the Contract.

The net investment factor for each Subaccount for a Valuation Date is determined by dividing the value of an Accumulation Unit for the applicable Subaccount as of the end of the current Valuation Period by the value of an Accumulation Unit for the applicable Subaccount as of the end of the immediately preceding Valuation Period.

Assumed Investment Rate

A 3 1/2% assumed investment rate is built into the annuity tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate were at the annual rate of 3 1/2%, the annuity payments would be level.

                            GENERAL PROVISIONS

Postponement of Payments

General. LB may defer payment of any surrender and annuity payment amounts, or death benefit amounts that are in the Variable Account if (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Transfers and allocations of Accumulated Value to and against the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check. Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Contract Owner's bank.

Date of Receipt

Except as otherwise stated herein, the date of receipt by LB of any Written Notice, premium payment, telephone instruction or other communication is the actual date it is received at LB's Home Office in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Reports to Contract Owners

LB will mail each Contract Owner, at such Contract Owner's last known address of record, at least annually after the first Contract Year, a report containing the Accumulated Value or current value of the Contract as of a date not more than two months prior to the date of mailing and any further information required by any applicable law or regulation.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to LB at its Home Office, 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

                            FEDERAL TAX STATUS

Introduction


The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends upon the tax status of such person, LB, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on LB's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. LB does not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Variable Account Tax Status

The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, LB anticipates no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by LB with respect to, the Contracts. LB is currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.


Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.


Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.


For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.


For annuity payments, the taxable portion is generally determined by a formula which establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Maturity Date. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Maturity Date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.


Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is includable in gross income. The penalty tax will not apply if the distribution is made as follows:

(1) in connection with death or disability as described in section 72(q)(2) of the Code;

(2) from certain Qualified Plans;

(3) under a qualified funding trust (commonly referred to as structured settlement plans); or

(4) it is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time of the annuity starting date, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. The Tax Reform Act of 1986 provides that, except as hereafter noted, a Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes. The income on such a Contract will be taxable in the year received or accrued by the Contract Owner. The provision does not apply if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.


Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount includable in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. This section will likely accelerate the recognition of income by a contract owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax.


Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith.

Tax-Sheltered Annuities. Section 403(b) of the Code permits employers of public school employees and of employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase on behalf of their employees annuity contracts and, subject to certain limitations, have the amount of purchase payments excluded from the employees' gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of purchase payments and tax consequences on distribution.


An amendment to Section 403(b) of the Code, adopted pursuant to the Tax Reform Act of 1986, imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b), which will apply to tax years beginning on or after January 1, 1989. The amendment adds a new Section 403(b)(11) that requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to contributions made pursuant to a salary reduction agreement may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of hardship (hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as for paying for medical expenses, for the purchase of a principal residence, or for paying certain tuition expenses).


A participant in a Contract purchased as a tax-sheltered Section 403(b) annuity contract will not, therefore, be entitled to exercise the surrender right, described under the heading "THE CONTRACTS--Surrender (Redemption)", in order to receive Accumulated Value attributable to elective contributions credited under the Contract to such participant unless one of the above-described conditions has been satisfied. The restrictions imposed by Section 403(b)(11) of the Code conflict with certain sections of the 1940 Act that are applicable to the Contracts. In this regard, LB is relying on a no-action letter issued by the Office of Insurance Products and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by LB.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, which is commonly referred to as "H.R. 10", permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, nonforfeitability of interest and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer. Purchasers of the Contracts for use with H.R. 10 plans should seek qualified advice as to the suitability of the proposed plan document and of the Contracts to their specific needs.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity". These individual retirement annuities are subject to limitations on the amount that may be contributed, on the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an individual retirement annuity. When issued in connection with an individual retirement annuity, the Contracts will be specifically amended to conform to the requirements under such plans. Sales of the Contracts for use with individual retirement annuities may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Corporate employers intending to use the Contracts in connection with such plans should seek qualified advice in connection therewith.

Section 457 Plans. Section 457 of the Code permits states, local governments and tax-exempt organizations to establish deferred compensation plans on behalf of their employees. Such plans may permit the purchase of the Contracts to provide benefits under the plans. Employers intending to use the Contracts in connection with such plans should seek qualified advice in connection therewith.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by LB without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by LB and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements


The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, no more than fifty-five percent (55%) of the total assets underlying the Variable Account consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 1, 1989, the Treasury Department adopted regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investments underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, the Variable Account will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

The assets of the Fund are expected to meet the diversification requirements. The Company will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.


Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. LB will provide the Contract Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments.

Also, effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or 403(b) of the Code, that are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon LB's understanding of current Federal income tax law. LB cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

                       EMPLOYMENT-RELATED BENEFIT PLANS

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by LB will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.


                                VOTING RIGHTS

To the extent required by law, LB will vote the Fund shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result LB determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

Before the Maturity Date, the Contract Owner shall have the voting interest with respect to Fund shares attributable to the Contract. On and after the Maturity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which LB does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by LB in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by LB or its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of LB and its affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

                          SALES AND OTHER AGREEMENTS

Lutheran Brotherhood Securities Corp. ("LBSC"), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Lutheran Brotherhood, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which LB and the Variable Account are also parties. The Contracts are sold through LB Representatives who are licensed by state insurance officials to sell the Contracts. These LB Representatives are also registered representatives of LBSC. The Contracts are offered in all states where LB is authorized to sell variable annuities.

Compensation of LB Representatives. Commissions and other distribution compensation to be paid to LB Representatives on the sale of Contracts will be paid by LB and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. LB Representatives selling the Contracts will be paid a commission of not more than 4% of the premiums paid on the contracts. Further, LB Representatives may be eligible to receive certain benefits based on the amount of earned commissions.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither LB nor LBSC are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                                 LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including LB's right to issue the Contracts thereunder, have been passed upon by James
M. Odland, Counsel for LB. Certain legal matters relating to the Federal securities laws have been passed upon by the law firm of Jones & Blouch L.L.P., Washington, D.C.

                        FINANCIAL STATEMENTS AND EXPERTS

Financial statements of LB and the Variable Account are contained in the Statement of Additional Information.


The financial statements of LB and the Variable Account included in the Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the SEC with respect to the Contracts described herein. This Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, LB and the Contracts. The information so omitted may be obtained from the SEC's principal office located at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

                       STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                              Page
Introduction                                                     2
Custody of Assets                                                2
Independent Accountants and Financial Statements                 2
Distribution of the Contracts                                    2
Calculation of Performance                                       3
   Money Market Subaccount                                       3
   Other Subaccounts                                             4
Financial Statements of Variable Account                         7
Comment on Financial Statements of LB                           16
Financial Statements of LB                                      17

                   How To Obtain the INDIVIDUAL FLEXIBLE PREMIUM
                            VARIABLE ANNUITY CONTRACT
                        Statement of Additional Information

                          Send this request form to:
                               Lutheran Brotherhood
                               P.O. Box 288
                               Minneapolis, MN 55440-9041

Please send me a copy of the most recent INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE
ANNUITY CONTRACT SAI.

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(Name)                                                      (Date)

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(Street Address)

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(City)                                         (State)      (Zip Code)

                                    APPENDIX
                      MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account option and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. LB has been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Accumulated Values allocated to the Fixed Account are combined with all the general assets of LB and are invested in those assets chosen by LB and allowed by applicable law. LB allocates the investment income of the Fixed Account to the Contracts covered by the Fixed Account in the amounts guaranteed in such Contracts. Immediately prior to the Maturity Date, the Accumulated Value of the Contract in the Fixed Account is subject to a reduction for any surrender charge, if applicable.

Under the Fixed Account option, LB allocates premium payments to the Fixed Account, guarantees the amounts allocated to the Fixed Account, and pays a declared interest rate. The guaranteed minimum interest credited to the Fixed Account will be at the effective rate of 3% per year, compounded daily. LB may credit interest at a rate in excess of 3% per year; however, LB is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by LB based on information as to expected investment yields. Some of the factors that LB may consider in determining whether to credit interest above 3% to amounts allocated to the Fixed Account, and the amount thereof, are general economic trends, rates of return currently available and anticipated on LB's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDIT TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF LB. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

Nonetheless, for any amount allocated or transferred to the Fixed Account, LB guarantees that the initial interest rate will be effective for at least 12 months, and subsequent interest rates will not be changed more often than once every 12 months.

To the extent a fixed annuity payment option is selected by the Contract Owner, Accumulated Value at the Maturity Date will be transferred to the Fixed Account, which supports the insurance and annuity obligations of LB.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

                     STATEMENT OF ADDITIONAL INFORMATION

                        INDIVIDUAL FLEXIBLE PREMIUM
                         VARIABLE ANNUITY CONTRACT
                                 Issued By
                            LUTHERAN BROTHERHOOD


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated May 1, 1997 (the "Prospectus") describing an individual flexible premium variable annuity contract (the "Contract") being offered by Lutheran Brotherhood ("LB"). Purchase payments will be allocated to one or more Subaccounts of LB Variable Annuity Account I (the "Variable Account"), a separate account of LB and/or to the Fixed Account (which is the general account of LB, and which pays interest at a guaranteed fixed rate). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Lutheran Brotherhood, 625 Fourth Avenue South, Minneapolis, Minnesota 55415.




Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
        --------------------------------------------------

                       TABLE OF CONTENTS
                                                                  Page
INTRODUCTION
CUSTODY OF ASSETS
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE
  Money Market Subaccount
  Other Subaccounts
FINANCIAL STATEMENTS OF VARIABLE ACCOUNT
COMMENT ON FINANCIAL STATEMENTS OF LB
FINANCIAL STATEMENTS OF LB
       --------------------------------------------------




           The date of this Statement of Additional Information
                           is May 1, 1997.


                             INTRODUCTION

The Contracts are issued by LB. Lutheran Brotherhood, a fraternal benefit society owned and operated for its members, was founded in 1917 under the laws of the State of Minnesota. LB is currently licensed to transact life insurance business in all 50 states and the District of Columbia. At the end of 1996, LB had total assets of nearly $11.8 billion. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.


Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of LB and/or to the Fixed Account (which is the general account of LB, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund"). The Prospectus for the Fund that accompanies the Prospectus describes the investment objectives and attendant risks of the six Portfolios of the Fund-the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio and the Money Market Portfolio. Additional Subaccounts (together with the related additional Portfolios of the Fund) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LB.

                              CUSTODY OF ASSETS

LB, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

The financial statements of LB and the Variable Account included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of LB should be considered only as bearing upon the ability of LB to meet its obligations under the Contracts. The financial statements of LB should not be considered as bearing on the investment experience of the assets held in the Variable Account.

                       DISTRIBUTION OF THE CONTRACTS

Lutheran Brotherhood Securities Corp. ("LBSC"), an indirect subsidiary of Lutheran Brotherhood, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which LB and the Variable Account are also parties. The Contracts are sold through LB Representatives who are licensed by state insurance officials to sell the Contracts. These LB Representatives are also registered representatives of LBSC. The Contracts are offered in all states where LB is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus (see "THE CONTRACTS--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulation Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)". There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, on the one hand, and Contracts purchased by any class of individuals, such as officers, directors or employees of LB or of LBSC, on the other hand.

                        CALCULATION OF PERFORMANCE

Money Market Subaccount

The Prospectus contains information with respect to the yield and effective yield of a hypothetical preexisting account having a balance of one Money Market Portfolio Subaccount Accumulation Unit at the beginning of a specified seven-day period. Such yield quotations have been calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The effective yield has been calculated by compounding the yield quotation for such period by adding 1 and raising the sum to a power equal to 365/7, and subtracting 1 from the result.

In determining the net change in the value of the account as described in the preceding paragraph, all deductions that are charged to all Contract Owner accounts have been reflected in proportion to the length of the seven-day base period and the mean (or median) account size under a substantially identical contract issued by an LB affiliate. Deductions from purchase payments and surrender charges assessed have not been reflected in, and realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Subaccount and the related portfolio company have been excluded from, the computation of yield.


This example illustrates the yield quotation for the Money Market Subaccount for the seven-day period ended December 31, 1996:

Value of hypothetical pre-existing account with exactly
  one Accumulation Unit at the beginning of the period            $1.482250

Value of same account (excluding capital changes) at end
  of the seven-day period                                         $1.483390

Net change in account value                                       $0.001140

Base Period Return:
Net change in account value divided by beginning account value    $0.000769

Annualized Current Yield [0.000769 X (365/7)]                         4.01%

Effective Yield (0.000769 + 1)365/7-1                                 4.09%


The annualization of a seven-day average yield is not a representation of future actual yield.

Other Subaccounts

The Prospectus contains information with respect to yield quotations by Subaccounts other than the Money Market Subaccount. These yield quotations are based on a 30-day (or one month) period computed by dividing the net investment income per accumulation unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period, by setting yield equal to two times the difference between the sixth power of one plus the designated ratio and one, where the designated ratio is the difference between the net investment income earned during the period and the expenses accrued for the period (net of reimbursement) divided by the product of the average daily number of Accumulation Units outstanding during the period and the maximum offering price per Accumulation Unit on the last day of the period.

For fees that vary with the size of the Contract, a Contract size equal to the mean (or median) contract size of a substantially identical contract issued by an LB affiliate has been assumed.



The following example illustrates the annualized current yield calculation for the High Yield Subaccount for the 30-day base period ended December 31, 1996:

Dividends and interest earned by the High Yield
  Subaccount during the base period                            $2,181,750
Expenses accrued for the base period                           $  308,172
                                                             ------------
                                                               $1,873,578(A)
                                                               ============
Product of the maximum public offering price on
  the last day of the base period and the average
  daily number of Units outstanding during
  the base period that were entitled to receive
  dividends ($24.352467 x 10,357,472 Units) =                $252,229,995(B)
                                                              =============
Quotient of dividends and interest earned minus
  expenses accrued divided by product of maximum
  public offering price multiplied by average
  Units outstanding (A divided by B) =                            .007428(C)

Adding one and raising total to the
  6th power (C + 1)6=                                            1.045404(D)

Annualized current yield [2(D - 1) X 100] =                         9.08%




The following example illustrates the annualized current yield calculation for the Income Subaccount for the 30-day base period ended December 31, 1996:

Dividends and interest earned by the Income
  Subaccount during the base period                            $1,006,096
Expenses accrued for the base period                           $  213,980
                                                                ------------
                                                               $  792,116(A)
                                                                ============
Product of the maximum public offering price on
  the last day of the base period and the average
  daily number of Units outstanding during
  the base period that were entitled to receive
  dividends ($19.388079 x 8,929,977 Units) =                 $173,135,100(B)

Quotient of dividends and interest earned minus
  expenses accrued divided by product of maximum
  public offering price multiplied by average
  Units outstanding (A divided by B) =                          0.004575(C)
Adding one and raising total to the 6th power (C + 1)6 =        1.027767(D)
Annualized current yield [2(D-1) X 100] =                          5.55%


Annualized current yield of any specific base period is not a representation of future actual yield.

The Prospectus contains information with respect to performance data relating to the Contracts. Such performance data includes average annual total return quotations for the 1, 5 and 10-year periods computed by finding the average annual compounded rates of return over the 1, 5 and 10-year periods that would equate the initial amount invested to the ending redeemable value, by equating the ending redeemable value to the product of a hypothetical initial payment of $1,000, and one plus the average annual total return raised to a power equal to the applicable number of years. For periods prior to February 1, 1994, total return figures are based on a hypothetical Contract assumed to have been invested in a Portfolio of the Fund when that Portfolio was first available for investment under a variable annuity contract issued by an LB affiliate, Lutheran Brotherhood Variable Insurance Products Company. If the assumed investment was made less than 10 years from the date of the quotation, the total return from the date of such investment will be given.

Such performance data assumes that any applicable charges have been deducted from the initial $1,000 payment and includes all recurring fees that are charged to all Contract Owners. If recurring fees charged to Contract Owners are paid other than by redemption of Accumulation Units, such fees will be appropriately reflected.

Average annual total return for any specific period is not a representation of future actual results. Average annual total return assumes a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods.



The following example illustrates the average annual total return for the Growth Subaccount of a hypothetical Contract invested in the Growth Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1996:

Hypothetical $1,000 initial investment on March 8, 1988              $1,000

Ending redeemable value of the investment on
  December 31, 1996 (after deferred sales charge)                    $2,952

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial
  investment; the result is expressed in terms of a percentage
  (For example, 2 equals 200%)                                      195.22%*

Average annual total return from inception through
  December 31, 1996 is the sum of the total return
  calculated above plus one; such sum is raised to
  the power of 1/n where n is expressed as eight years
  and 10 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                      13.06%*


The following example illustrates the average annual total return for the High Yield Subaccount of a hypothetical Contract invested in the High Yield Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1996:

Hypothetical $1,000 initial investment on March 8, 1988              $1,000

Ending redeemable value of the investment on
  December 31, 1996 (after deferred sales charge)                    $2,435

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms of
  a percentage (For example, 2 equals 200%)                         143.52%*

Average annual total return from inception through
  December 31, 1996 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as eight years
  and 10 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                      10.62%*


The following example illustrates the average annual total return for the Income Subaccount of a hypothetical Contract invested in the Income Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1996:

Hypothetical $1,000 initial investment on March 8, 1988              $1,000

Ending redeemable value of the investment on December 31, 1996
  (after deferred sales charge)                                      $1,939

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                      93.88%*

Average annual total return from inception through
  December 31, 1996 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as eight years
  and 10 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                     7.79%*


The following example illustrates the average annual total return for the Money Market Subaccount of a hypothetical Contract invested in the Money Market Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1996:

Hypothetical $1,000 initial investment on February 18, 1988          $1,000

Ending redeemable value of the investment on December 31, 1996
  (after deferred sales charge)                                      $1,484

Total return for the period is the difference between
  the ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                      48.36%*

Average annual total return from inception through
  December 31, 1996 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as eight years and
  11 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                      4.55%*


The following example illustrates the average annual total return for the Opportunity Growth Subaccount from the date of inception through the period ended December 31, 1996:

Hypothetical $1,000 initial investment on January 18, 1996           $1,000

Ending redeemable value of the investment on
  December 31, 1996 (after deferred sales charge)                    $1,116

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms of
  a percentage (For example, 2 equals 200%)                          11.56%*


The following example illustrates the average annual total return for the World Growth Subaccount from the date of inception through December 31, 1996:

Hypothetical $1,000 initial investment on January 18, 1996          $1,000

Ending redeemable value of the investment on December 31, 1996
  (after deferred sales charge)                                     $1,034

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                       3.36%*

-----------------------------


*Does not include the annual administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000. Inclusion of the administrative charge would reduce the total return figures shown above.


                   FINANCIAL STATEMENTS OF VARIABLE ACCOUNT

Set forth on the following pages are the audited financial statements of the Variable Account.

3100 Multifoods Tower
33 South Sixth Street
Minneapolis, MN 55402-3795

Price Waterhouse LLP
[LOGO OMITTED]

Report of Independent Accountants

To Lutheran Brotherhood and Contract
Owners of LB Variable Annuity Account I

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Opportunity Growth, World Growth, Growth, High Yield, Income, and Money Market subaccounts of the LB Variable Annuity Account I at December 31, 1996, the results of each of their operations for the year or period then ended and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Lutheran Brotherhood's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/S/PRICE WATERHOUSE LLP
February 5, 1997

LB Variable Annuity Account I
Opportunity Growth Subaccount
Financial Statements

Statement of Assets and Liabilities
December 31, 1996

ASSETS:
Investment in LB Series Fund, Inc. 9,082,930
shares at net asset value of $11.50 per share
(cost $108,371,505)                                      $104,495,147
Receivable from LB for units issued                           863,135
                                                         ------------
Total assets                                              105,358,282
                                                         ------------

LIABILITIES:
Payable to LB for mortality and expense
risk charge                                                    99,548
                                                         ------------
NET ASSETS                                               $105,258,734
                                                         ============
Number of units outstanding                                 8,925,231
                                                         ============
Unit Value (net assets divided by units outstanding)           $11.79
                                                         ============



Statement of Operations
For the Period From January 18, 1996
(effective date) to December 31, 1996

INVESTMENT INCOME:
Dividend Income                                             $ 146,297
Mortality and expense risk charge                            (545,748)
                                                         ------------
Net investment loss                                          (399,451)
                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                            3,482,409
Net change in unrealized depreciation
of investments                                             (3,876,358)
                                                         ------------
Net loss on investments                                      (393,949)
                                                         ------------
Net change in net assets resulting
from operations                                             $(793,400)
                                                         ============

Statement of Changes in Net Assets
                                                     For the period from
                                                      January 18, 1996
                                                     (effective date) to
                                                      December 31, 1996
                                                   ---------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                      $   (399,451)
Net realized loss on investments                            3,482,409
Net change in unrealized appreciation or
depreciation of investments                                (3,876,358)
                                                         ------------
Net change in net assets resulting from operations           (793,400)
                                                         ------------

UNIT TRANSACTIONS:
Proceeds from units issued                                 82,789,088
Net asset value of units redeemed                          (1,318,472)
Transfers from other subaccounts                           28,509,130
Transfers to other subaccounts                             (4,938,549)
Transfers from fixed account                                1,050,449
Transfers to fixed account                                    (39,512)
                                                         ------------
Net increase in net assets from unit transactions         106,052,134
                                                         ------------
Net increase in net assets                                105,258,734

NET ASSETS:
Beginning of period                                                --
                                                         ------------
End of period                                            $105,258,734
                                                         ============

The accompanying notes are an integral part of the financial statements.

LB Variable Annuity Account I
World Growth Subaccount
Financial Statements

Statement of Assets and Liabilities
December 31, 1996

ASSETS:
Investment in LB Series Fund, Inc. 6,750,857
shares at net asset value of $10.95 per share
(cost $69,786,714)                                       $ 73,920,446
Receivable from LB for units issued                           546,097
                                                         ------------
Total assets                                               74,466,543
                                                         ------------

LIABILITIES:
Payable to LB for mortality and expense
risk charge                                                    71,238
                                                         ------------
NET ASSETS                                               $ 74,395,305
                                                         ============
Number of units outstanding                                 6,809,063
                                                         ============

Unit Value (net assets divided by units outstanding)           $10.93
                                                         ============



Statement of Operations
For the Period From January 18, 1996
(effective date) to December 31, 1996

INVESTMENT INCOME:
Dividend Income                                          $    608,436
Mortality and expense risk charge                            (391,148)
                                                         ------------
Net investment income                                         217,288
                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                                  990
Net change in unrealized appreciation
of investments                                              4,133,732
                                                         ------------
Net gain on investments                                     4,134,722
                                                         ------------
Net increase in net assets resulting
from operations                                          $  4,352,010
                                                         ============

Statement of Changes in Net Assets
                                                     For the period from
                                                      January 18, 1996
                                                     (effective date) to
                                                      December 31, 1996
                                                   ---------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $    217,288
Net realized gain on investments                                  990
Net change in unrealized appreciation or
depreciation of investments                                 4,133,732
                                                         ------------
Net increase in net assets resulting from operations        4,352,010
                                                         ------------

UNIT TRANSACTIONS:
Proceeds from units issued                                 53,280,698
Net asset value of units redeemed                          (1,095,783)
Transfers from other subaccounts                           19,907,516
Transfers to other subaccounts                             (2,825,123)
Transfers from fixed account                                  798,420
Transfers to fixed account                                    (22,433)
                                                         ------------
Net increase in net assets from unit transactions          70,043,295
                                                         ------------
Net increase in net assets                                 74,395,305

NET ASSETS:
Beginning of period                                                --
                                                         ------------
End of period                                            $ 74,395,305
                                                         ============

The accompanying notes are an integral part of the financial statements.

LB Variable Annuity Account I
Growth Subaccount
Financial Statements

Statement of Assets and Liabilities
December 31, 1996

ASSETS:
Investment in LB Series Fund, Inc 21,053,266
shares at net asset value of $19.32 per share
(cost $349,708,609)                                      $406,822,285
Receivable from LB for units issued                         1,260,132
                                                         ------------
Total assets                                              408,082,417
                                                         ------------

LIABILITIES:
Payable to LB for mortality and expense
risk charge                                                   412,373
                                                         ------------
NET ASSETS                                               $407,670,044
                                                         ============
Number of units outstanding                                13,809,177
                                                         ============
Unit Value (net assets divided by units outstanding)           $29.52
                                                         ============



Statement of Operations
Year ended December 31, 1996

INVESTMENT INCOME:
Dividend Income                                          $  4,364,138
Mortality and expense risk charge                          (3,254,086)
                                                         ------------
Net investment income                                       1,110,052
                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                           27,647,204
Net change in unrealized appreciation
of investments                                             28,567,353
                                                         ------------
Net gain on investments                                    56,214,557
                                                         ------------
Net increase in net assets resulting
from operations                                          $ 57,324,609
                                                         ============

Statement of Changes in Net Assets
Years Ended December 31, 1996 and 1995
                                                   1996          1995
                                                 --------      --------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                        $  1,110,052  $    601,195
Net realized gain  on investments              27,647,204        37,620
Net change in unrealized appreciation
or depreciation of investments                 28,567,353    29,290,583
                                             ------------  ------------
Net increase in net assets resulting
from operations                                57,324,609    29,929,398
                                             ------------  ------------

UNIT TRANSACTIONS:
Proceeds from units issued                    169,902,448    82,049,665
Net asset value of units redeemed              (8,581,093)   (2,375,506)
Transfers from other subaccounts               37,521,563    28,525,452
Transfers to other subaccounts                (38,282,281)   (5,713,020)
Transfers from fixed account                    1,379,808       553,165
Transfers to fixed account                       (356,880)     (621,883)
                                             ------------  ------------
Net increase in net assets from unit
transactions                                  161,583,565   102,417,873
                                             ------------  ------------
Net increase in net assets                    218,908,174   132,347,271

NET ASSETS:
Beginning of period                           188,761,870    56,414,599
                                             ------------  ------------
End of period                                $407,670,044  $188,761,870
                                             ============  ============

The accompanying notes are an integral part of the financial statements.

LB Variable Annuity Account I
High Yield Subaccount
Financial Statements

Statement of Assets and Liabilities
December 31, 1996

ASSETS:
Investment in LB Series Fund, Inc. 25,657,536
shares at net asset value of $10.06 per share
(cost $254,355,274)                                       $257,996,967
Receivable from LB for units issued                          1,191,254
                                                          ------------
Total assets                                               259,188,221
                                                          ------------

LIABILITIES:
Payable to LB for mortality and
expense risk charge                                            256,278
                                                          ------------
NET ASSETS                                                $258,931,943
                                                          ============
Number of units outstanding                                 10,632,678
                                                          ============
Unit Value (net assets divided by units outstanding)            $24.35
                                                                ======



Statement of Operations
Year ended December 31, 1996

INVESTMENT INCOME:
Dividend Income                                           $ 18,463,121
Mortality and expense risk charge                           (2,070,074)
                                                          ------------
Net investment income                                       16,393,047
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                                   682
Net change in unrealized appreciation
of investments                                               1,879,021
                                                          ------------
Net gain on investments                                      1,879,703
                                                          ------------
Net increase in net assets resulting
from operations                                           $ 18,272,750
                                                          ============

Statement of Changes in Net Assets
Years Ended December 31, 1996 and 1995
                                                   1996          1995
                                                 --------      --------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                        $ 16,393,047  $  6,753,662
Net realized gain (loss) on investments               682          (673)
Net change in unrealized appreciation or
depreciation of investments                     1,879,021     5,397,450
                                             ------------  ------------
Net increase in net assets resulting
from operations                                18,272,750    12,150,439
                                             ------------  ------------

UNIT TRANSACTIONS:
Proceeds from units issued                    122,024,025    52,906,716
Net asset value of units redeemed              (6,153,855)   (2,196,323)
Transfers from other subaccounts               22,925,879    17,387,777
Transfers to other subaccounts                (21,972,449)   (3,823,068)
Transfers from fixed account                    1,085,659       469,977
Transfers to fixed account                       (282,809)     (727,722)
                                             ------------  ------------
Net increase in net assets from unit
transactions                                  117,626,450    64,017,357
                                             ------------  ------------
Net increase in net assets                    135,899,200    76,167,796

NET ASSETS:
Beginning of period                           123,032,743    46,864,947
                                             ------------  ------------
End of period                                $258,931,943  $123,032,743
                                             ============  ============

The accompanying notes are an integral part of the financial statements.

LB Variable Annuity Account I
Income Subaccount
Financial Statements

Statement of Assets and Liabilities
December 31, 1996

ASSETS:
Investment in LB Series Fund, Inc. 17,996,583
shares at net asset value of $9.75 per share
(cost $173,628,461)                                       $175,454,499
Receivable from LB for units issued                            502,714
                                                          ------------
Total assets                                               175,957,213
                                                          ------------

LIABILITIES:
Payable to LB for mortality and expense
risk charge                                                    177,921
                                                          ------------

NET ASSETS                                                $175,779,292
                                                          ============
Number of units outstanding                                  9,066,360
                                                          ============
Unit Value (net assets divided by units outstanding)            $19.39
                                                                ======



Statement of Operations
Year ended December 31, 1996

INVESTMENT INCOME:
Dividend Income                                           $  9,264,878
Mortality and expense risk charge                           (1,557,660)
                                                          ------------
Net investment income                                        7,707,218
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                                 7,088
Net change in unrealized appreciation
of investments                                              (2,869,862)
                                                          ------------
Net loss on investments                                     (2,862,774)
                                                          ------------
Net increase in net assets resulting
from operations                                             $4,844,444
                                                          ============

Statement of Changes in Net Assets
Years Ended December 31, 1996 and 1995
                                                   1996          1995
                                                 --------      --------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                        $  7,707,218  $  3,316,992
Net realized gain on investments                    7,088         4,312
Net change in unrealized appreciation
or depreciation of investments                 (2,869,862)    6,149,569
                                             ------------  ------------

Net increase in net assets resulting
from operations                                 4,844,444     9,470,873
                                             ------------  ------------

UNIT TRANSACTIONS:
Proceeds from units issued                     82,629,245    46,881,706
Net asset value of units redeemed              (5,629,826)   (1,947,850)
Transfers from other subaccounts               14,441,126    12,257,769
Transfers to other subaccounts                (20,758,730)   (2,686,503)
Transfers from fixed account                      580,605       483,796
Transfers to fixed account                       (444,722)     (746,778)
                                             ------------  ------------
Net increase in net assets from unit
transactions                                   70,817,698    54,242,140
                                             ------------  ------------
Net increase in net assets                     75,662,142    63,713,013

NET ASSETS:
Beginning of period                           100,117,150    36,404,137
                                             ------------  ------------
End of period                                $175,779,292  $100,117,150
                                             ============  ============

The accompanying notes are an integral part of the financial statements.

LB Variable Annuity Account I
Money Market Subaccount
Financial Statements

Statement of Assets and Liabilities
December 31, 1996

ASSETS:
Investment in LB Series Fund, Inc.                           45,107,028
shares at net asset value of $1.00 per share
(cost $45,107,028) $45,107,028
Receivable from LB for units issued                             962,592
                                                           ------------
Total assets                                                 46,069,620
                                                           ------------

LIABILITIES:
Payable to LB for mortality and expense
risk charge                                                      43,461
                                                           ------------
NET ASSETS                                                  $46,026,159
                                                           ============
Number of units outstanding                                  31,024,219
                                                           ============
Unit Value (net assets divided by units outstanding)             $ 1.48
                                                                 ======



Statement of Operations
Year ended December 31, 1996

INVESTMENT INCOME:
Dividend Income                                              $1,613,129
Mortality and expense risk charge                              (350,930)
                                                           ------------
Net investment income                                        $1,262,199
                                                           ============



Statement of Changes in Net Assets
Years Ended December 31, 1996 and 1995
                                                   1996          1995
                                                 ---------     ---------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                         $  1,262,199  $    553,952
                                              ------------  ------------

UNIT TRANSACTIONS:
Proceeds from units issued                      59,027,074    64,868,424
Net asset value of units redeemed               (1,675,110)     (773,124)
Transfers from other subaccounts                13,036,406     8,073,348
Transfers to other subaccounts                 (47,564,488)  (54,021,755)
Transfers from fixed account                       546,795       469,406
Transfers to fixed account                      (1,094,085)   (4,843,454)
                                              ------------  ------------
Net increase in net assets from unit
transactions                                    22,276,592    13,772,845
                                              ------------  ------------
Net increase in net assets                      23,538,791    14,326,797

NET ASSETS:
Beginning of period                             22,487,368     8,160,571
                                              ------------  ------------
End of period                                 $ 46,026,159  $ 22,487,368
                                              ============  ============

The accompanying notes are an integral part of the financial statements.

LB Variable Annuity Account I
Notes to Financial Statements
December 31, 1996

(1) ORGANIZATION

The LB Variable Annuity Account I (the Variable Account), a unit investment trust registered under the Investment Company Act of 1940, was established as a separate account of Lutheran Brotherhood (LB) in 1993, pursuant to the laws of the State of Minnesota. LB offers financial services to Lutherans and is a fraternal benefit society owned by and operated for its members. The Variable Account contains six subaccounts--Opportunity Growth, World Growth, Growth, High Yield, Income and Money Market--each of which invests only in a corresponding portfolio of the LB Series Fund, Inc. (the Fund). The Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company.

The Variable Account is used to support only flexible premium deferred variable annuity contracts issued by LB. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of LB. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by LB.

The Opportunity Growth and World Growth Subaccount's registration was declared effective by the Securities Exchange Commission and began operations as separate subaccounts of the Variable Account on January 18, 1996. On January 18, 1996, LB invested $500,000 in each of the Opportunity Growth and World Growth Subaccounts and acquired 50,000 units in each subaccount.

(2) SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Fund are stated at the net asset value of the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

LB qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account.

(3) RELATED PARTY TRANSACTIONS

Proceeds received by the Variable Account for units issued represent gross contract premiums received by LB. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted by LB if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. Surrender charges of $336,096 and $137,692 were deducted in 1996 and 1995, respectively.

An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate LB for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts for which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity period. Administrative charges of $165,767 and $83,208 were deducted in 1996 and 1995, respectively.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate LB for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.1% of the average daily net assets of the Variable Account. Mortality and expense risk charges of $8,169,646 and $2,834,197 were deducted in 1996 and 1995, respectively.

A fixed account investment option is available for Contract Owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of LB and invested by LB as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements. The asset value of net transfers to the fixed account was $3,201,295 and $4,963,494 in 1996 and 1995, respectively.


(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

                                                                     Subaccounts
                                  -------------------------------------------------------------------------------------
                                  Opportunity      World                         High                         Money
                                    Growth         Growth        Growth          Yield         Income         Market
                                 -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at
December 31, 1994                   N/A           N/A            3,142,640      2,514,043      2,264,894      5,984,694
Units issued                        N/A           N/A            5,171,607      3,523,167      3,427,902     56,150,961
Units redeemed                      N/A           N/A             (571,373)      (459,315)      (418,011)   (46,363,869)
                           ------------  ------------         ------------   ------------   ------------   ------------

Units outstanding at
December 31, 1995                   N/A           N/A            7,742,874      5,577,895      5,274,785     15,771,786
Units issued                  9,659,172     7,335,630            8,077,479      6,430,892      5,401,769     52,009,809
Units redeemed                 (733,941)     (526,567)          (2,011,176)    (1,376,109)    (1,610,194)   (36,757,376)
                           ------------  ------------         ------------   ------------   ------------   ------------

Units outstanding at
December 31, 1996             8,925,231     6,809,063           13,809,177     10,632,678      9,066,360     31,024,219
                           ============  ============         ============   ============   ============   ============



(5) PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the LB Series Fund, Inc. were as follows:

                                                                     Subaccounts
                                  -------------------------------------------------------------------------------------
                                  Opportunity     World                         High                          Money
                                    Growth        Growth         Growth         Yield          Income         Market
                                 -----------    -----------   -----------    -----------    -----------    -----------
For the year ended
December 31, 1995
Purchases                                N/A            N/A  $102,658,812   $ 70,335,357    $57,309,262     $24,669,368
Sales                                    N/A            N/A       346,775         36,624        392,104      10,431,893
For the year ended
December 31, 1995
Purchases                       $108,462,323    $69,846,540   190,486,874    133,738,546     79,688,912      40,423,773
Sales                                101,856         60,816        17,012         64,594        777,602      17,362,280


                   COMMENTS ON FINANCIAL STATEMENTS OF LB

The financial statements of LB included in this Statement of Additional Information should be considered as bearing only upon the ability of LB to meet its obligations under the Contracts. The value of the interests of Contract Owners, Annuitants and Beneficiaries under the Contracts are affected primarily by the investment experience of the Subaccounts of the Variable Account. The financial statements of LB should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                           FINANCIAL STATEMENTS OF LB

Set forth on the following pages are the audited financial statements of LB.

3100 Multifoods Tower                          Telephone 612 332 7000
33 South Sixth Street                          Facsimile 612 332 6711
Minneapolis, MN 55402-3795

Price Waterhouse LLP                                             [LOGO]


                   REPORT OF INDEPENDENT ACCOUNTANTS
                   ---------------------------------

March 14, 1997

To The Board of Directors and Members
   of Lutheran Brotherhood

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of members' equity and of cash flows present fairly, in all material respects, the financial position of Lutheran Brotherhood (the Society) and its subsidiaries at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Society's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                               LUTHERAN BROTHERHOOD
                            CONSOLIDATED BALANCE SHEET
                            DECEMBER 31, 1996 AND 1995
                                  (in millions)



                                                           1996         1995
                                                           ----         ----
        ASSETS
        ------

Investments:
  Fixed income securities available for sale,
    at fair value                                      $   6,200   $   6,302
  Equity securities available for sale, at fair value        532         392
Mortgage loans                                             2,437       2,403
Real estate                                                   45          73
Loans to contractholders                                     652         627
Short-term investments                                       219         159
Other invested assets                                         96          96
                                                       ---------   ---------
         Total investments                                10,181      10,052

Cash and cash equivalents                                    500         664
Deferred policy acquisition costs                            915         776
Investment income due and accrued                            117         114
Other assets                                                 101          99
Separate account assets                                    4,011       2,794
                                                       ---------   ---------
         Total assets                                  $  15,825   $  14,499
                                                       =========   =========

        LIABILITIES AND MEMBERS' EQUITY
        -------------------------------

Liabilities:
Contract reserves                                      $   9,268   $   9,032
  Benefits in the process of payment                          37          33
  Dividends payable                                           84          80
  Amounts due to brokers                                     376         623
  Other liabilities                                          209         170
  Separate account liabilities                             4,011       2,794
                                                       ---------   ---------
         Total liabilities                                13,985      12,732

Members' equity:
  Net unrealized gains                                       120         224
  Retained earnings                                        1,720       1,543
                                                       ---------   ---------
         Total members' equity                             1,840       1,767
                                                       ---------   ---------
         Total liabilities and members' equity         $  15,825   $  14,499
                                                       =========   =========


                             The accompanying notes are an
                        integral part of these financial statements.

                                LUTHERAN BROTHERHOOD
                         CONSOLIDATED STATEMENT OF INCOME
                 FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                   (in millions)



                                               1996        1995       1994
                                               ----        ----       ----

Revenues:
  Premiums                                   $   457     $   442    $   426
  Net investment income                          719         706        648
  Net realized investment gains (losses)          66          63         (1)
  Contract charges                               126         107         93
  Other income                                    73          55         44
                                             -------     -------    -------
         Total revenues                        1,441       1,373      1,210
                                             =======     =======    =======

Benefits and other deductions:
  Net additions to contract reserves             280         269        269
  Contractholder benefits                        563         544        500
  Dividends                                      164         155        145
  Commissions                                     96          86         89
  Operating expenses                             154         136        143
  Increase in deferred policy acquisition costs  (63)        (50)       (98)
  Fraternal activities                            59          50         49
                                             -------     -------    -------
         Total benefits and other deductions   1,253       1,190      1,097
Income from operations before income taxes       188         183        113
Provision for income taxes                        11          11          3
                                             -------     -------    -------
Net income                                   $   177     $   172    $   110
                                             =======     =======    =======


                     The accompanying notes are an
               integral part of these financial statements.

                              LUTHERAN BROTHERHOOD
                     CONSOLIDATED STATEMENT OF MEMBERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (in millions)



                              Unrealized Gains (Losses)              Total
                              -------------------------
                                           Acquisition   Retained   Members'
                              Investments     Costs      Earnings    Equity
                              -----------     -----      --------    ------

Statutory unassigned surplus
  December 31, 1993                                                  $  480
Cumulative effect of change
  in accounting principles                                              962

Balance at January 1, 1994      $  295      $  (114)      $1,261      1,442
1994 transactions:
  Net income                         -            -          110        110
  Unrealized gains (losses)       (521)         192            -       (329)
                                ------      -------       ------     ------

Balance at December 31, 1994      (226)          78        1,371      1,223
1995 transactions:
  Net income                         -            -          172        172
  Unrealized gains (losses)        572         (200)           -        372
                                ------      -------       ------     ------

Balance at December 31, 1995       346         (122)       1,543      1,767
1996 transactions:
  Net income                         -            -          177        177
  Unrealized gains (losses)       (179)          75            -       (104)
                                 ------      -------       ------     ------

Balance at December 31, 1996    $  167      $   (47)      $1,720     $1,840
                                ======      =======       ======     ======


                             The accompanying notes are an
                      integral part of these financial statements.

                               LUTHERAN BROTHERHOOD
                       CONSOLIDATED STATEMENT OF CASH FLOWS
                 FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                   (in millions)


                                               1996        1995       1994
                                               ----        ----       ----

Cash flows from operating activities:
  Net Income                                $   177     $   172    $   110
  Adjustments to reconcile net income to
   net cash provided by operating activities:
    Depreciation and amortization                (4)          3         (6)
    Deferred policy acquisition costs           (63)        (50)       (98)
    Realized investment (gains) and losses, net (66)        (63)         1
    Other items, net                              -           -          2
  Change in operating assets and liabilities:
    Loans to contractholders                    (24)        (31)       (32)
    Other assets                                (10)        (32)         3
    Contract reserves                           235         626        655
    Other liabilities                            49          34        (30)
                                               ----        ----       ----
      Total adjustments                         117         487        495
                                               ----        ----       ----
      Net cash provided by operating activities 294         659        605
                                               ----        ----       ----

Cash flows from investing activities:
  Proceeds from investments sold, matured
    or repaid:
    Fixed income securities available for
     sale                                     8,588       4,703      2,388
    Equity securities available for sale        430         351        488
    Mortgage loans                              265         170        134
    Short-term investments                      678         592        149
    Other invested assets                        56          13         16
  Costs of investments acquired
    Fixed income securities available for
     sale                                    (8,917)     (4,893)    (2,239)
    Equity securities available for sale       (509)       (464)      (409)
    Mortgage loans                             (295)       (426)      (460)
    Short-term investments                     (729)       (675)      (186)
    Other invested assets                       (25)        (32)       (15)
                                               ----        ----       ----
      Net cash (used in) investing activities  (458)       (661)      (134)
                                               ----        ----       ----

Net (decrease) increase in cash and
   cash equivalents                            (164)         (2)       471
                                               ----        ----       ----
Cash and cash equivalents, beginning of year    664         666        195
                                               ----        ----       ----
Cash and cash equivalents, end of year      $   500     $   664    $   666
                                            =======     =======    =======


                            The accompanying notes are an
                     integral part of these financial statements.

                            LUTHERAN BROTHERHOOD
                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  (in millions unless otherwise stated)


NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION
-----------------------------------------------

Nature of Operations and Principles of Consolidation
----------------------------------------------------

The accompanying consolidated financial statements include the accounts of Lutheran Brotherhood (the Society), a fraternal benefit organization offering life insurance, and related financial service products as well as fraternal benefits for Lutherans throughout the United States. Also included in the accounts of the Society are its wholly owned subsidiary, Lutheran Brotherhood Financial Corporation (LBFC), which is the parent company of Lutheran Brotherhood Variable Insurance Products Company (LBVIP), a stock life insurance company; an investment adviser; a broker-dealer; a real estate development company and a property and casualty agency. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation - New Accounting Pronouncements
-----------------------------------------------------

In April 1993, the Financial Accounting Standards Board issued interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," which establishes a new definition of generally accepted accounting principles for mutual and fraternal life insurers. Under the interpretation, financial statements for periods beginning after December 15, 1995, which are prepared on the basis of statutory accounting, will no longer be characterized as in conformity with generally accepted accounting principles.

Accordingly, the Society has adopted the accounting changes required in order to continue to present its financial statements in conformity with generally accepted accounting principles. The effect of the changes is reported retroactively through restatement of all previously issued financial statements beginning with the 1994 amounts. The effect on the December 31, 1993 financial position is included in Members' Equity at January 1, 1994.


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
---------------------------------------------------

Use of Estimates
----------------

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
-------------------------

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with an original maturity of 90 days or less.


Investments
-----------

See disclosures regarding the determination of fair value of financial instruments at Note 8.

Carrying value of investments is determined as follows:

  Fixed income securities           Fair value
  Equity securities                 Fair value
  Mortgage loans on real estate     Amortized cost less impairment allowance
  Investment real estate            Cost less accumulated depreciation and
                                      impairment allowance
  Real estate joint ventures        Equity accounting method
  Real estate acquired through
   foreclosure                      Lower of cost or fair value less
                                      estimated cost to sell
  Loans to contractholders          Amortized cost
  Short-term investments            Amortized cost
  Other invested assets             Equity accounting method

Fixed income securities which may be sold prior to maturity and equity securities (common stock and nonredeemable preferred stock) are classified as available for sale.

Realized investment gains and losses on sales of securities are determined on a first in, first out method for fixed income securities and the average cost method for equity securities and are reported in the Consolidated Statement of Income. Unrealized investment gains and losses on fixed income and equity securities classified as available for sale, net of the impact of unrealized investment gains and losses on deferred acquisitions costs, are excluded from net income and reported in a separate component of members' equity.

Mortgage loans are considered impaired when it is probable that the Society will be unable to collect all amounts according to the contractual terms of the loan agreement. Real estate is considered impaired when the carrying value exceeds the fair value. In cases where impairment is present, valuation allowances are utilized and netted against the asset categories to which they apply and changes in the valuation allowances are included in realized investment gains or losses.

Deferred Acquisition Costs
--------------------------

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, certain costs of contract issuance and underwriting, and certain variable agency expenses.

For participating-type long duration contracts, deferred acquisition costs are amortized over the expected average life of the contracts in proportion to estimated gross margins. The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross profits are revised.

For universal life-type and investment-type contracts, deferred acquisition costs are amortized over the average expected life of the contracts in proportion to estimated gross profits from mortality, investment, and expense margins. The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross profits are revised.

For health insurance and certain term life insurance contracts, deferred acquisition costs are amortized over the average expected premium paying period, in proportion to expected premium revenues at the time of issue.

Separate Accounts
-----------------

Separate account assets include segregated funds invested by the Society for the benefit of variable life insurance and variable annuity contract owners. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Society. Assets are valued at market. The investment income, gains and losses of these accounts generally accrue to the contractholders, and, therefore, are not included in the Society's consolidated net income.

Derivative Financial Instruments
--------------------------------

The Society's current utilization of derivative financial instruments is not significant. Most of the Society's derivative transactions are used to reduce or modify interest rate risk and to replicate assets in certain markets. These strategies use option contracts, interest rate swaps and structured securities. The society does not use derivative instruments for speculative purposes. Changes in the market value of these contracts are deferred and realized upon disposal of the hedged assets. The effect of derivative transactions is not significant to the Society's results from operations or financial position.

Other Assets
------------

Other assets include property and equipment reported at depreciated cost. The Society provides for depreciation of property and equipment using the straight-line method over the useful lives of the assets which are three to ten years for equipment and forty years for property.

Future Contract Benefits
------------------------

Liabilities for future contract benefits on participating-type long duration contracts are primarily based on the net level premium reserve for death benefits. Liabilities are calculated using dividend fund interest rates and mortality rates guaranteed in calculating cash surrender values.

Liabilities for future contract and contract benefits on universal life-type and investment-type contracts are based on the contract account balance.

Liabilities for future contract benefits on health insurance and certain term life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, morbidity and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

Premium Revenue and Benefits to Contractholders
-----------------------------------------------

Recognition of Certain Participating-type Contracts Revenue and Benefits to Contractholders
----------------------------------------------------------------------------

Participating contracts are long-duration participating contracts with expected dividends to contractholders based on actual experience for which contractholder dividends are paid in accordance with the contribution principle. Premiums are recognized as revenues when due. Death and surrender benefits incurred are reported as expenses. Dividends to contractholders based on estimates of amounts to be paid for the period are reported separately as expenses.

Recognition of Universal Life-Type Contracts Revenue and Benefits to Contractholders
----------------------------------------------------------------------------

Universal life-type contracts are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the contractholder, premiums paid by the contractholder or interest accrued to contractholder balances. Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for universal-type contracts consist of investment income, charges assessed against contract account values for deferred contract loading, the cost of insurance and contract administration. Contract benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related contract account balances.

Recognition of Investment Contract Revenue and Benefits to Contractholders
--------------------------------------------------------------------------

Contracts that do not subject the Society to risks arising from contractholder mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for investment products consist of investment income and contract administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

Recognition of Term Life, Health and Annuity Premium Revenue and Benefits to Contractholders
----------------------------------------------------------------------------

Products with fixed and guaranteed premiums and benefits consist principally of health insurance contracts, certain term life contracts and annuities with life contingencies (immediate annuities). Premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred contract acquisition costs.

Dividends
---------

The dividend scale, approved annually by the Board of Directors, seeks to achieve equity among contractholders. Dividends charged to operations represent an estimation of those incurred during the current year.

Income Taxes
------------

Lutheran Brotherhood qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been made. Lutheran Brotherhood's subsidiary, Lutheran Brotherhood Financial Corporation (LBFC) is a taxable entity. LBFC and its subsidiaries file a consolidated federal income tax return. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year.
Deferred income tax assets and liabilities are recognized based on the temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

The provision for income taxes reflected on the Consolidated Statement of Income consisted of federal and state income tax expense of $11. At December 31, 1996, LBFC had recorded a current federal income tax liability of $4 and a deferred federal income tax liability of $18. The deferred tax liability is mainly due to the net effect of the temporary differences of reserves held for future benefits and deferred acquisitions costs as computed for financial statement and tax return purposes.

NOTE 3 - INVESTMENTS
--------------------

Fixed Income Securities
-----------------------

Investments in fixed income securities are primarily intended to back long-term liabilities; therefore, care should be exercised in drawing any conclusions from market value information.

Investments in fixed income securities at December 31, 1996 and 1995 follow:

                                Available for Sale (Carried at Fair Value)
                                              December 31, 1996
                                ------------------------------------------
                                 Amortized    Unrealized   Unrealized   Fair
                                    Cost         Gains       Losses    Value
                                    ----         -----       ------    -----
Fixed income securities:
  U.S. government                 $  635        $  6         $ 4      $  637
  Mortgage-backed securities       2,225          26          16       2,235
  Non-investment grade bonds         376          14           3         387
  All other corporate bonds        2,860         105          24       2,941
                                  ------        ----         ---      ------
Total available for sale          $6,096        $151         $47      $6,200
                                  ======        ====         ===      ======


                                Available for Sale (Carried at Fair Value)
                                              December 31, 1995
                                ------------------------------------------
                                 Amortized    Unrealized   Unrealized   Fair
                                    Cost         Gains       Losses    Value
                                    ----         -----       ------    -----
Fixed income securities:
  U.S. government                 $  976        $ 33         $ -      $1,009
  Mortgage-backed securities       2,083          77           3       2,157
  Non-investment grade bonds         244          11           2         253
  All other corporate bonds        2,689         202           8       2,883
                                  ------        ----         ---      ------
Total available for sale          $5,992        $323         $13      $6,302
                                  ======        ====         ===      ======

Equity Securities
-----------------

Investments in equity securities and preferred stock at December 31, 1996 and 1995 are as follows:

                                                      1996             1995
                                                      ----             ----

Cost                                                  $469             $356
Gross unrealized gains                                  75               49
Gross unrealized losses                                 12               13
Carrying value                                        $532             $392
                                                      ====             ====


Contractual Maturity of Fixed Income Securities
-----------------------------------------------

The amortized cost and fair value of fixed income securities available for sale as of December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                                        Amortized      Fair
Due to Maturity                                           Cost         Value
---------------                                           ----         -----

One year or less                                          $   77      $   78
After one year through five years                            873         895
After five years through ten years                         1,498       1,533
After ten years                                            1,423       1,459
Mortgage-backed securities                                 2,225       2,235
                                                          ------      ------
  Total available for sale                                $6,096      $6,200
                                                          ======      ======

Mortgage Loans and Real Estate:  The Society's mortgage loans and real
-------------------------------
estate investments are diversified by property type and location and, for mortgage loans, borrower and loan size.

At December 31, the carrying values of mortgage loans and real estate investments were as follows:

                                                            1996       1995
                                                            ----       ----
Mortgage loans:
  Residential and commercial                               $2,132    $2,131
  Loans to Lutheran Churches                                  305       272
                                                           ------    ------
    Total mortgage loans                                   $2,437    $2,403
                                                           ======    ======

Real estate:
  To be disposed of                                        $   12    $   32
  To be held and used                                          33        41
                                                           ------    ------
    Total real estate                                      $   45    $   73
                                                           ======    ======


Securities Loaned
-----------------

To generate additional income, the Society participates in a securities lending program administered by the Society's custodian bank. Securities are periodically loaned to brokers, banks and other institutional borrowers of securities, for which collateral in the form of cash or U.S. Government securities is received by the custodian in an amount at least equal to 102% of the market value of the securities loaned. Collateral received in the form of cash is invested in short-term investments by the custodian from which earnings are shared between the borrower, custodian and the Society at negotiated rates. The Society may experience delays in recovery of the collateral should the borrower of securities fail financially. As of December 31, 1996, the market value of securities loaned and the cash collateral received were $402 and $417, respectively.


NOTE 4 - INVESTMENT INCOME AND REALIZED GAINS AND LOSSES
--------------------------------------------------------

Investment income summarized by type of investment was as follows:

                                                    1996     1995     1994
                                                    ----     ----     ----

Fixed income securities                             $393     $398     $382
Equity securities                                     10        9        8
Mortgage loans                                       214      202      180
Real estate                                           15       16       16
Contract loans                                        42       40       38
Other invested assets                                 15       15       22
Short-term investments                                59       56       24
                                                    ----     ----     ----
    Gross investment income                          748      736      670
Investment expenses                                   29       30       22
                                                    ----     ----     ----
Net investment income                               $719     $706     $648
                                                    ====     ====     ====

Gross realized investment gains and losses on sales of all types of investments are as follows:

                                                   Year Ended December 31,
                                                   -----------------------
                                                   1996     1995     1994
                                                   ----     ----     ----
Fixed income securities:
  Realized gains                                    $84      $52      $21
  Realized losses                                    65       23       39
Equity securities:
  Realized gains                                     62       45       33
  Realized losses                                    27       16       20
Other investments:
  Realized gains                                     22       12        7
  Realized losses                                    10        7        3
                                                    ---      ---      ---
Total net realized investment gains (losses)        $66      $63      $(1)
                                                    ===      ===      ===


NOTE 5 - EMPLOYEE BENEFIT PLANS
-------------------------------

Pension Plans
-------------

Defined Benefit
---------------

Lutheran Brotherhood has noncontributory defined benefit plans which cover substantially all employees. The Society's policy is to fund all accrued defined benefit pension costs using the aggregate level value method. In comparison to other acceptable methods, the annual contributions under the aggregate level method are generally higher in the earlier years and decrease over time.

Components of net pension cost for the year ended December 31 were as follows (in thousands):

                                                    1996     1995     1994

Service cost - benefits earned during the year     $3,322   $3,181   $2,692
Interest cost on projected benefit obligations      7,084    6,745    5,981
Actual return on assets                            (6,769)  (6,212)  (5,828)
Net amortization and deferral                         127      127      127
                                                   ------   ------   ------
Net pension cost                                   $3,764   $3,841   $2,972
                                                   ======   ======   ======

The following rates were used in computing the pension cost for each of the three years in the period ended December 31:

Discount rates used to determine expense                 8.00%
Assumed rates of compensation increases                  6.00%
Expected long-term rates of return                       8.00%


The following table summarizes the status as of December 31 of the pension plan and the amounts for the actuarial present value of benefit obligations shown in the accompanying balance sheet at December 31 (in thousands):

                                                           1996      1995
Actuarial present value of benefit obligations:
  Vested benefit obligation                              $88,307    $82,832
  Accumulated benefit obligation                          90,340     84,647
Projected benefit obligation                              97,206     92,619
Less plan assets at fair value                           (92,427)   (84,625)
                                                         -------    -------
Projected benefit obligation in excess of plan assets      4,779      7,994

Unrecognized net gain (loss)                                 605     (2,214)
Unrecognized prior service cost
Unrecognized transition obligation                        (1,539)    (1,667)
                                                          ------     ------
Accrued pension cost included in other liabilities        $3,845     $4,113
                                                          ======     ======


Plan assets are invested primarily in corporate bonds and mortgage loans. Plan contributions are accumulated in a deposit administration fund, which is a part of the general investment fund of the Society.

The following rates were used in computation of the funded status for the plan:

                                                              1996     1995
                                                              ----     ----

Discount rates used for obligations                           8.00%    8.00%
Assumed rates of compensation increases                       6.00%    6.00%


Defined Contribution
--------------------

The Society has noncontributory defined contribution retirement plans which cover substantially all employees and field representatives and a noncontributory non-qualified deferred compensation plan which covers substantially all of its general agents. As of January 1, 1996, approximately $114 of the defined contribution retirement plans' assets were held by the Society and the remaining $79 were held in a separate trust.
The accrued retirement liability at December 31, 1996, of $121 is included in contract reserves. Expenses related to the retirement plan for the years ended December 31, 1996, 1995 and 1994 were $10, $9 and $10, respectively. Accumulated vested deferred compensation benefits at December 31, 1996 total $48 and are included in other liabilities.

Postretirement Benefits Other than Pensions
-------------------------------------------

The Society has no obligation for post-retirement medical benefits for retirees. The Society does provide a minor subsidy of certain medical benefits for eligible early retirees until age 65.

The Society's post retirement medical benefit plan is currently not funded. The accumulated postretirement benefit obligation (APBO) and the accrued postretirement benefit liability were $5 and $7, respectively, at December 31, 1996 and $5 and $6, respectively, at December 31, 1995. The assumed discount rate used in determining the APBO was 8% at January 1, 1997 and 1996. Net periodic postretirement benefit costs were $1 and $1 for the years ended December 31, 1996 and 1995, respectively.

The assumed health care cost trend rate used in measuring the APBO as of January 1, 1997 was 12% decreasing gradually to 6% in the year 2007 and thereafter. The assumed health care cost trend rate used in measuring the APBO as of January 1, 1996 was 12%, decreasing gradually to 6% in the year 2007 and thereafter. A 1% increase in the assumed health care cost trend rate for each year would increase the APBO as of December 31, 1996 by approximately $1.

The valuation of retirement and post-retirement medical benefits based on the actuarial present value of future plan benefits involves estimation of future mortality and morbidity. Actual future experience could differ from those estimates.


NOTE 6 - REINSURANCE
--------------------

In the normal course of business, the Society seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to other insurance enterprises or reinsurers under reinsurance contracts. As of December 31, 1996, total life insurance inforce approximated $44 billion, of which approximately $837 had been ceded to various reinsurers. The Society retains a maximum of $2 of coverage per individual life. Premiums ceded to other companies of $5 are reported as a reduction in premium income and benefits were reduced by $2 for reinsurance recoverable for the year ended December 31, 1996.

Reinsurance contracts do not relieve the Society from its obligations to contractholders. Failure of reinsurers to honor their obligations could result in losses to the Society; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 1996.


NOTE 7 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

IRS Audit
---------

The consolidated federal income tax returns of LBFC and subsidiaries for the years 1993 through 1995 are under examination by the Internal Revenue Service. Discussions are being held with the Service regarding several proposed adjustments relating to the examination of returns for the years 1990 through 1992. Management is unable to estimate the impact of the resolution of the examinations; however, the impact is not anticipated to have a material effect on members' equity or net income.

Financial Commitments
---------------------

The Society has committed to extend credit for mortgage loans of $66 and $140 at December 31, 1996 and 1995, respectively. Commitments to other invested assets were $14 and $2 at December 31, 1996 and 1995, respectively.


NOTE 8 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------

The following methods and assumptions were used in estimating fair value disclosures for financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.

Fixed Income Securities:  Fair values for fixed income securities are based
-----------------------
on quoted market prices, where available. For fixed maturities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

Equity Securities:  Fair value equals carrying value as these securities are
-----------------
carried at quoted market value.

Mortgage Loans:  The fair values for mortgage loans are estimated using
--------------
discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loans on Insurance Contracts:  The carrying amount reported in the balance
----------------------------
sheet approximates fair value since loans on insurance contracts reduce the amount payable at death or at surrender of the contract.

Cash and Cash Equivalents, Short-Term Investments:  The carrying amounts for
-------------------------------------------------
these assets approximate the assets' fair values.

Other Financial Instruments Reported as Assets:  The carrying amounts for
----------------------------------------------
these financial instruments (primarily premiums and other accounts receivable and accrued investment income), approximate those assets' fair values.

Investment Contract Liabilities:  The fair value for deferred annuities was
-------------------------------
estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair values for supplementary contracts and immediate annuities without life contingencies were estimated using discounted cash flow analyses using similar maturities or by using cash surrender value.

The carrying amounts reported for other investment contracts which includes participating pension contracts and retirement plan deposits approximate those liabilities' fair value.

Other Deposit Liabilities:  The carrying amounts for dividend accumulations
-------------------------
and premium deposit funds approximate the liabilities' fair value.

Financial Guarantee:  The fair values of financial guarantees were estimated
-------------------
using discounted cash flow analyses based upon the expected future net amounts to be expended. The estimated net amounts to be expended were determined based on projected cash flows and a valuation of the underlying collateral.

Interest Rate Swaps:  The fair value for interest rate swaps was estimated
-------------------
using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

Currency Swaps:  The fair value for currency swaps was estimated using
--------------
market quotes from counterparties.

The carrying amounts and estimated fair values of the Society's financial instruments are as follows:

                                            1996                  1995
                                    -------------------   -----------------
                                    Carrying     Fair     Carrying     Fair
                                     Amount      Value     Amount     Value
                                     ------      -----     ------     -----

Financial instruments recorded
   as assets:
  Fixed income securities           $6,200      $6,200    $6,302     $6,302
  Equity securities                    532         532       392        392
  Mortgage loans:
    Commercial                       2,132       2,195     2,131      2,286
    Church                             305         303       272        281
  Contract loans                       652         652       627        627
  Cash and cash equivalents            500         500       664        664
  Short-term investments               219         219       159        159
  Other financial instruments
    recorded as assets                 270         270       296        296
Financial instruments recorded
   as liabilities:
  Investment contracts:
    Deferred annuities               7,048       6,832     6,103      5,895
    Supplementary contracts and
      immediate annuities              256         256       212        212
  Other deposit liabilities:
    Dividend accumulations              33          33        33         33
    Premium deposit funds                3           3         3          3
Off-balance sheet financial instruments:
  Financial guarantees                   -          79         -        142
  Interest rate swaps                    -          17         -         19
  Currency swaps                         -          20         -         35

NOTE 9 - STATUTORY FINANCIAL INFORMATION
----------------------------------------

Accounting practices used to prepare statutory financial statements for regulatory filing of fraternal life insurance companies differ from generally accepted accounting principles. The following reconciles the Society's statutory net change in surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Minnesota with net income and members' equity on a generally accepted accounting principles basis.

                                                             Year Ended
                                                            December 31,
                                                            ------------
                                                            1996     1995
                                                            ----     ----

Net change in statutory surplus                           $  150    $  129
Change in asset valuation reserves                            40        59
                                                          ------    ------
  Net change in statutory surplus and asset
    valuation reserves                                       190       188

Adjustments:
  Future contract benefits and contractholders'
    account balances                                         (52)      (54)
  Deferred acquisition costs                                  63        50
  Investment losses                                          (11)       (9)
  Other, net                                                 (13)       (3)
                                                          ------    ------
Net income                                                $  177    $  172
                                                          ======    ======

                                                             Year Ended
                                                            December 31,
                                                            ------------
                                                            1996     1995
                                                            ----     ----

Statutory surplus                                         $  811    $  661
Asset valuation reserves                                     218       178
                                                          ------    ------
  Statutory surplus and asset valuation reserves           1,029       839

Adjustments:
  Future contract benefits and contractholders'
    account balances                                        (359)     (306)
  Deferred acquisition costs                                 915       779
  Interest maintenance reserves                              109        99
  Valuation of investments                                   114       313
  Unearned revenue liability                                 (45)      (42)
  Dividend liability                                          84        80
  Other, net                                                  (7)        5
                                                          ------    ------
Members' equity                                           $1,840    $1,767
                                                          ======    ======


NOTE 10 - SUPPLEMENTARY FINANCIAL DATA
--------------------------------------

Following is a condensed synopsis of statutory financial information of the Society (excluding affiliated subsidiaries) at December 31, 1996 and 1995. This information is included to satisfy certain state reporting requirements for fraternals.

                                                             December 31,
                                                            1996     1995
                                                            ----     ----

Invested and other admitted assets                        $10,670  $10,508
Assets held in separate accounts                            1,108      446
                                                          -------  -------
  Total assets                                             11,778   10,954
                                                           ------  -------
Contract reserves                                           8,822    8,620
Liabilities related to separate accounts                    1,057      427
Other liabilities and assets reserves                       1,088    1,246
                                                           ------  -------
  Total liabilities and asset reserves                     10,967   10,293
                                                           ------  -------
Unassigned surplus                                            811      661
                                                           ------  -------
  Total liabilities, asset reserves and surplus            11,778   10,954
                                                           ------  -------
Savings from operations before net realized capital gains     110      104
Net realized capital gains                                     34       26
                                                           ------  -------
  Net savings from operations                                 144      130
Total other changes                                             6       (1)
Net increase in unassigned surplus                        $   150  $   129
                                                          =======  =======

                       PART C.  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A: None.

          Part B: Financial Statements of Lutheran Brotherhood.  (3)
                  Financial Statements of LB Variable Annuity Account I. (3)

    (b)   Exhibits:

          1. Resolution of the Board of Directors of Lutheran Brotherhood ("Depositor") authorizing the establishment of LB Variable Annuity Account I ("Registrant"). (1)

          2.  Not Applicable.

          3.(a) Form of Distribution Agreement between Depositor and Lutheran Brotherhood Securities Corp ("LBSC"). (1)

            (b) Forms of General Agent's Agreement and Selected Registered Representative Agreement between LBSC and agents with respect to the sale of Contracts. (1)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.  Articles of Incorporation and Bylaws of Depositor.  (1)

          7.  Not Applicable.

          8.     Not Applicable.

          9. Opinion of counsel as to the legality of the securities being registered (including written consent). (2)

          10. Not Applicable.

          11. Not Applicable.

          12. Not Applicable.

          13. Computations of Performance Data.  (1)

          14. Consent of Independent Accountant.  (3)

          15. Powers of Attorney.  (1)

          16. Consent of Counsel.  (3)

________________________________

(1) Included in the Registration Statement on Form N-4, Registration No. 33-67012, filed by the Account pursuant to the Securities Act of 1933, as amended, on August 4, 1993.
(2) Included in the Registration Statement on Form N-4, Registration No. 33-67012, filed by the Account pursuant to the Securities Act of 1933, as amended, on January 20, 1994.
(3)  Filed herewith.
(4)  To be filed by subsequent amendment.


Item 25.  Directors and Officers of the Depositor

     DIRECTORS                         POSITIONS AND OFFICES WITH DEPOSITOR

     Robert O. Blomquist                    Chairman of the Board
     Lutheran Brotherhood                   of Directors
     625 Fourth Avenue South
     Minneapolis, Minnesota

     Robert P. Gandrud                      President, Chief Executive
     Lutheran Brotherhood                   Officer and Director
     625 Fourth Avenue South
     Minneapolis, Minnesota

     Richard W. Duesenberg                  Director
     Retired, formerly Senior Vice President
     General Counsel and Secretary
     Monsanto Company
     One Indian Creek Lane
     St. Louis, Missouri

     Bobby I. Griffin                       Director
     Executive Vice President
     Medtronic, Inc.
     7000 Central Avenue Northeast
     Minneapolis, Minnesota

     William R. Halling                     Director
     The Economic Club of Detroit
     333 W. Fort Street, Suite 100
     Detroit, Michigan

     James M. Hushagen                      Director
     Partner, Eisenhower & Carlson
     1200 First Interstate Plaza
     Tacoma, Washington

     Herbert D. Ihle                        Director
     Retired, formerly President
     Diversified Financial Services
     10453 Shelter Grove
     Eden Prairie, Minnesota

     Richard C. Kessler                     Director
     President
     The Kessler Enterprise, Inc.
     6649 Westwood Boulevard, Suite 130
     Orlando, Florida

     Judith K. Larsen                       Director
     Vice President
     Dataquest
     3790 La Selva
     Palo Alto, California

     Dr. Luther S. Luedtke                  Director
     California Lutheran University
     60 West Olsen Road
     Thousand Oaks, California

     John P. McDaniel                       Director
     President
     Medlantic Healthcare Group
     100 Irving Street, N.W.
     Washington, D.C.

     Mary Ellen H. Schmider                 Director
     Retired, formerly Dean of Graduate Studies
     Coordinator of Grants
     Moorhead State University
     7701 Island Lane, 180th Street
     Chippewa Falls, Wisconsin

     Russel M. Smith                        Director
     Retired
     906 Dunes
     Rockport, Texas


     OFFICERS                         POSITIONS AND OFFICES WITH DEPOSITOR

     Robert P. Gandrud                  President and Chief Executive
                                          Officer
     Rolf F. Bjelland                   Executive Vice President -
                                          Investments
     David J. Larson                    Senior Vice President, Secretary
                                           and General Counsel
     Dr. Edward A. Lindell              Senior Vice President - External
                                           Affairs
     Michael E. Loken                   Senior Vice President - Management
                                           Information Services
     Bruce J. Nicholson                 Executive Vice President and Chief
                                           Chief Financial Officer
     Paul R. Ramseth                    Executive Vice President - Strategic
                                           Development
     William H. Reichwald               Executive Vice President - Marketing
     Jennifer H. Smith                    Senior Vice President - Human
                                          Resources
     Jerald E. Sourdiff                 Senior Vice President - Controller's
     Mary M. Abbey                      Vice President - Client Systems
     Galen R. Becklin                   Vice President - Tech Support & Data
                                          Processing
     Larry A. Borlaug                   Vice President - Prototype
                                          Development
     Colleen Both                       Vice President - Chief Compliance
                                          Officer
     J. Keith Both                      Senior Vice President - Marketing
     Randall L. Boushek                 Vice President - Portfolio Manager
     Michael R. Braun                   Vice President - Management
                                          Information Services
     David J. Christianson              Vice President - Insurance Services
     Craig R. Darrington                Vice President - Marketing
     Pamela H. Desnick                  Vice President - Communications
     Mitchell F. Felchle                Vice President - Institutional
                                          Relations Group
     Charles E. Heeren                  Vice President - Bond Investments
     Wayne A. Hellbusch                 Vice President - Agency Services
     Otis F. Hilbert                    Vice President - Law
     Gary J. Kallsen                    Vice President - Mortgages and Real
                                          Estate
     Fred O. Konrath                    Vice President - Marketing
     Douglas B. Miller                  Regional Vice President - Marketing
     C. Theodore Molen                  Regional Vice President - Marketing
     Susan Oberman Smith                Vice President - Product Management
     James R. Olson                     Vice President - Investor
                                          Services/Administration
     Kay J. Owen                        Vice President - Corporate
                                          Administration
     Dennis K. Peterson                 Vice President
     Bruce M. Piltingsrud               Vice President - Research/Marketing
                                           Strategies
     Richard B. Ruckdashel              Vice President - Product Marketing
     Rolf H. Running                    Vice President - New Ventures Group
     Lynette J.C. Stertz                Vice President - Controller's
     John O. Swanson, M.D.              Vice President and Medical Director
     Louise K. Thoresen                 Vice President - Fraternal
     James M. Walline                   Vice President - Equities/Mutual
                                          Funds Investment
     Daniel G. Walseth                  Vice President - Law
     Anita J.T. Young                   Vice President and Treasurer

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1993 pursuant to the laws of the State of Minnesota. Depositor is a fraternal insurance society organized under the laws of the state of Minnesota and is owned by and operated for its members. It has no stockholders nor is it subject to the control of any affiliated persons. Depositor controls the following wholly owned direct and indirect subsidiaries: (a) Lutheran Brotherhood Financial Corporation ("LBFC"), a Minnesota corporation which is a holding company that has no independent operations; (b) Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"), a Minnesota corporation organized as a stock life insurance company; (c) LBSC, a Pennsylvania corporation which is a registered broker-dealer; (d) Lutheran Brotherhood Research Corp., a Minnesota corporation which is a licensed investment adviser; and (e) Lutheran Brotherhood Real Estate Products Company, a Minnesota corporation.

Item 27.  Number of Contract Owners

There were 50,396 Contract Owners as of April 24, 1997.

Item 28.  Indemnification

Reference is hereby made to Section 5 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement, and to Section 5 of LBSC's By-Laws, which mandate indemnification by Depositor and LBSC of directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or LBSC, pursuant to the foregoing provisions or otherwise, Depositor and LBSC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor or LBSC of expenses incurred or paid by a director or officer or controlling person of Depositor or LBSC in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or LBSC in connection with the securities being registered, Depositor or LBSC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $10,000,000 coverage for officers and employees of Lutheran Brotherhood, Depositor and LBSC, and $750,000 coverage for their general agents and Depositor's Representatives, both subject to a $100,000 deductible.

Item 29.  Principal Underwriter

(a) LBSC, the principal underwriter of the Contracts, is also named as distributor of the stock of The Lutheran Brotherhood Family of Funds, a diversified open-end investment company organized as a Delaware business trust, consisting of the following series: Lutheran Brotherhood Money Market Fund, Lutheran Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood High Yield Fund, and Lutheran Brotherhood Municipal Bond Fund. LBSC also acts or will act as the principal underwriter of the following variable contracts: flexible premium variable life insurance contracts issued by Depositor through LB Variable Insurance Account I, a separate account of Depositor to be registered as a unit investment trust under the Investment Company Act of 1940; flexible premium deferred variable annuity contracts issued by LBVIP through LBVIP Variable Annuity Account I, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940; flexible premium variable life insurance contracts issued by LBVIP through LBVIP Variable Insurance Account, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940; and of single premium variable life insurance contracts issued by LBVIP through LBVIP Variable Insurance Account II, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940.

(b)  The directors and officers of LBSC are as follows:

     Robert P. Gandrud              Chairman and Director
     Rolf F. Bjelland               Director
     Bruce J. Nicholson             Director
     Paul R. Ramseth                Director
     William H. Reichwald           President and Director
     Anita J.T. Young               Treasurer
     Jerald E. Sourdiff             Controller
     Otis F. Hilbert                Vice President and Secretary
     Mitchell F. Felchle            Vice President
     James R. Olson                 Vice President
     Larry A. Borlaug               Assistant Vice President
     J. Keith Both                  Assistant Vice President
     Craig R. Darrington            Assistant Vice President
     Wayne A. Hellbusch             Assistant Vice President
     Douglas B. Miller              Assistant Vice President
     C. Theodore Molen              Assistant Vice President
     Wayne H. Peterson              Assistant Vice President
     Richard B. Ruckdashel          Assistant Vice President
     Marie A. Sorensen              Assistant Vice President
     Daniel J. Young                Assistant Vice President
     James M. Odland                Assistant Secretary

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

(c)  Not Applicable.

Item 30.  Location of Accounts and Records

The accounts and records of Registrant are located at the office of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Lutheran Brotherhood hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-67012, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Lutheran Brotherhood.

                                SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of April, 1997.

                                          LB VARIABLE ANNUITY ACCOUNT I
                                                  (Registrant)

                                          By  LUTHERAN BROTHERHOOD
                                                  (Depositor)

                                          By  /s/ Robert P. Gandrud
                                              ----------------------------
                                              Robert P. Gandrud, President

     Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 29th day of April, 1997.

                                          LUTHERAN BROTHERHOOD
                                             (Depositor)

                                          By  /s/ Robert P. Gandrud
                                              ---------------------------
                                              Robert P. Gandrud, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 29th day of April, 1997 by the following directors and officers of Depositor in the capacities indicated:

     /s/ Robert P. Gandrud          President and Chief Executive Officer
     -----------------------         (Chief Executive Officer)
     Robert P. Gandrud

     /s/ Bruce J. Nicholson         Chief Financial Officer (Principal
     -----------------------          Financial Officer)
     Bruce J. Nicholson

     /s/ Anita J.T. Young           Treasurer (Principal Accounting Officer)
     -----------------------
     Anita J.T. Young

         A Majority of the Board of Directors:

     Robert O. Blomquist          Richard Kessler
     Richard W. Duesenberg        Judith K. Larsen
     Robert P. Gandrud            Luther S. Luedtke
     Bobby I. Griffin             John P. McDaniel
     William R. Halling           Mary Ellen H. Schmider
     James M. Hushagen            Russel M. Smith
     Herbert D. Ihle

     Otis F. Hilbert, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Lutheran Brotherhood pursuant to powers of attorney duly executed by such persons.

                                           /s/ Otis F. Hilbert
                                           --------------------------------
                                           Otis F. Hilbert, Attorney-in-Fact

                         LB VARIABLE ANNUITY ACCOUNT I

                              INDEX TO EXHIBITS


  Exhibit                                                Sequential Page
  Number                  Exhibit                            Number
  ---------               -------                        ---------------


    14         Consent of Independent Accountant

    16         Consent of Counsel of James M. Odland and
               J. Sumner Jones

    27         Financial Data Schedule






75